UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/12

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Osage R.
Arkansas R.
Ft Wayne
Ft Gibson

The Commerce Funds

commerce funds

Annual Report
October 31, 2012

commerce funds ™

The Commerce Funds Annual Report October 31, 2012 commerce funds TM

For Your Life’s Direction At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you. We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios — each targeting a specific investment goal — we make it easy for you to invest with confidence not just today, but throughout all the stages of your life. Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds. Risk/Reward The Commerce Funds Risk Potential Return MidCap Growth Growth Value Kansas Tax-Free Intermediate Bond Missouri Tax-Free Intermediate Bond National Tax-Free Intermediate Bond Bond Short-Term Government In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2012 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2012.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund performed in line with the Index for the year, posting a 13.18% return versus a 12.98% return for the Russell 1000 Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The market has been resilient, shrugging off the European financial uncertainty, a slowing Chinese economy, and the fiscal cliff the United States is facing at the end of the year. Stocks have rallied despite these circumstances with an economy that is growing slowly. Moreover, The Federal Reserve has provided confidence to the market by continuing its monetary easing initiatives. As a result, the Fund has been slightly overweight in cyclical sectors and underweight in defensive sectors. Overall, cyclical stocks were a mixed bag with pockets of strength in health technology and energy minerals contributing to the Fund’s performance and weakness in technology services and non-energy minerals, detracting from performance. Defensive sectors largely underperformed the Russell 1000 Growth Index detracting from the Fund’s performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund significantly reduced its exposure to the energy minerals sector from 10.9% to 2.9%. At the annual rebalance of the Russell 1000 Growth Index in June, many energy stocks were reclassified as value instead of growth. The Fund increased its exposure to the finance sector from 2.4% to 6.1%. Overall, the finance sector rallied this year as the European “contagion” effect seemed to lessen towards the end of summer.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The communications sector contributed to the Fund’s performance because of its overweight position versus the Index and strong stock selection, including the Fund’s holdings in SBA Communications, which was up 71% due to the increasing demand for more cell phone towers as more smart phone and tablet devices enter the market. Also, the Fund had favorable stock selection in the process industries sector with Solutia, W.R. Grace, and International Paper, up 68%, 43%, and 40%, respectively. Finally, the Fund’s slight overweight position in Apple (7.9%) was a positive contribution, with the stock up 48% despite some profit taking in October.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Health care stocks posted strong results this year in the face of health care legislation uncertainty. The Fund’s performance was hurt in the health service sector when its holding, Allscripts, declined 45%. Allscript’s shares dropped sharply in April due to weakening sales trends and company specific events. Also, non-energy minerals detracted from performance with poor security selection in Cliffs Natural Resources and Steel Dynamics, down 44% and 27%, respectively. Cliffs Natural Resources has been forced to cut coal production because of weak demand and Steel Dynamics has been hurt by a weaker than expected steel price environment. These examples highlight the importance of diversification in the overall portfolio to smooth results and reduce risk.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
Growth Fund	13.18%	12.98%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	29.96%	1.43%	6.56%	7.04%
Russell 1000® Growth Index (as of December 12, 1994)(c)	29.10%	3.24%	8.40%	8.01%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	13.18%	0.37%	5.48%	6.83%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	1.06%	1.06%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2012

Shares	Description	Value
Common Stocks – 99.1%
Commercial Services – 2.3%
20,600	Equifax, Inc.	$ 1,030,824
22,300	Moody’s Corp.	1,073,968

		2,104,792

Communications – 1.8%
36,300	Verizon Communications, Inc.	1,620,432

Consumer Durables – 1.3%
24,600	Harley-Davidson, Inc.	1,150,296

Consumer Non-Durables – 9.6%
28,100	Altria Group, Inc.	893,580
9,200	Colgate-Palmolive Co.	965,632
20,000	PepsiCo, Inc.	1,384,800
28,100	Philip Morris International, Inc.	2,488,536
6,500	Ralph Lauren Corp.	998,985
51,600	The Coca-Cola Co.	1,918,488

		8,650,021

Consumer Services – 7.9%
26,300	Bally Technologies, Inc.*	1,312,896
26,800	Comcast Corp. Class A	1,005,268
22,900	eBay, Inc.*	1,105,841
21,700	McDonald’s Corp.	1,883,560
21,300	Starbucks Corp.	977,670
17,000	Viacom, Inc. Class B	871,590

		7,156,825

Distribution Services – 1.2%
11,700	McKesson Corp.	1,091,727

Electronic Technology – 15.2%
19,000	Agilent Technologies, Inc.	683,810
12,000	Apple, Inc.	7,141,200
37,400	EMC Corp.*	913,308
9,200	F5 Networks, Inc.*	758,816
54,900	Intel Corp.	1,187,212
8,400	Lockheed Martin Corp.	786,828
18,100	Motorola Solutions, Inc.	935,408
23,000	QUALCOMM, Inc.	1,347,225

		13,753,807

Energy Minerals – 2.9%
13,700	Chevron Corp.	1,509,877
14,100	Occidental Petroleum Corp.	1,113,336

		2,623,213

Finance – 6.1%
17,200	American Express Co.	962,684
5,000	BlackRock, Inc.	948,400
2,000	Mastercard, Inc. Class A	921,860
6,200	Simon Property Group, Inc.	943,702
11,100	T. Rowe Price Group, Inc.	720,834
7,100	Visa, Inc. Class A	985,196

		5,482,676

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 9.8%
19,300	Abbott Laboratories	$ 1,264,536
10,200	Allergan, Inc.	917,184
9,900	Amgen, Inc.	856,796
12,500	C. R. Bard, Inc.	1,202,375
10,600	Celgene Corp.*	777,192
32,000	Gilead Sciences, Inc.*	2,149,120
1,700	Intuitive Surgical, Inc.*	921,774
19,400	Medtronic, Inc.	806,652

		8,895,629

Industrial Services – 2.2%
21,700	Kinder Morgan, Inc.	753,207
18,100	Schlumberger Ltd.	1,258,493

		2,011,700

Non-Energy Minerals – 0.8%
19,200	Freeport-McMoRan Copper & Gold, Inc.	746,496

Process Industries – 4.2%
28,100	Donaldson Co, Inc.	906,787
10,400	Monsanto Co.	895,128
30,600	Packaging Corp. of America	1,079,262
6,200	The Sherwin-Williams Co.	883,996

		3,765,173

Producer Manufacturing – 5.5%
77,200	General Electric Co.	1,625,832
23,200	Lincoln Electric Holdings, Inc.	1,006,184
30,100	United Technologies Corp.	2,352,616

		4,984,632

Retail Trade – 8.5%
2,000	Amazon.com, Inc.*	465,640
1,000	AutoZone, Inc.*	375,000
18,800	Dollar Tree, Inc.*	749,556
57,500	Lowe’s Cos., Inc.	1,861,850
11,500	O’Reilly Automotive, Inc.*	985,320
14,300	Ross Stores, Inc.	871,585
25,400	The TJX Cos., Inc.	1,057,402
17,300	Wal-Mart Stores, Inc.	1,297,846

		7,664,199

Technology Services – 17.8%
29,500	Adobe Systems, Inc.*	1,003,000
6,700	Alliance Data Systems Corp.*	958,435
15,700	Automatic Data Processing, Inc.	907,303
3,100	Google, Inc. Class A*	2,107,287
21,900	International Business Machines Corp.	4,260,207
15,200	Intuit, Inc.	903,184
89,800	Microsoft Corp.	2,562,443
50,900	Oracle Corp.	1,580,445
27,500	Paychex, Inc.	891,825
39,200	Total System Services, Inc.	881,608

		16,055,737

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Transportation – 2.0%
7,300	Union Pacific Corp.	$ 898,119
12,800	United Parcel Service, Inc. Class B	937,600

		1,835,719

TOTAL COMMON STOCKS
(Cost $76,044,481)		$89,593,074

Exchange Traded Fund – 0.2%
iShares Russell 1000 Growth Index Fund
3,500		$ 226,625
(Cost $219,695)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$ 608,000	0.010%	11/01/12	$608,000
Maturity Value: $608,000
(Cost $608,000)

TOTAL INVESTMENTS – 100.0%
(Cost $76,872,176)			$90,427,699

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(14,562)

NET ASSETS – 100.0%			$90,413,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $600,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $623,860.

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

Technology Services	17.8%	18.5%
Electronic Technology	15.2	14.9
Health Technology	9.8	9.1
Consumer Non-Durables	9.6	10.3
Retail Trade	8.5	5.9
Consumer Services	7.9	7.6
Finance	6.1	2.4
Producer Manufacturing	5.5	7.4
Process Industries	4.2	2.8
Energy Minerals	2.9	10.9
Commercial Services	2.3	0.9
Industrial Services	2.2	2.6
Transportation	2.0	1.9
Communications	1.8	1.1
Consumer Durables	1.3	0.9
Distribution Services	1.2	0.0
Non-Energy Minerals	0.8	2.3
Exchange Traded Fund	0.2	0.0
Short-term Investment	0.7	0.0

TOTAL INVESTMENTS	100.0%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2012.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund performed in line with the overall index over the 12-month period ended October 31, 2012 with a return of 16.99%, which beat the Russell 1000 Value Index return of 16.84%.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The defensive nature of the Fund’s holdings allowed us to outperform during continued market volatility centered on concerns over uncertainty in the Euro zone and China, slow domestic economic growth and the impending fiscal cliff facing the United States.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund reduced its weighting in the electronic technology and technology services sectors while increasing the weighting in the finance sector to reduce the Fund’s underweight position. No other material sector changes were implemented with the Fund during the past year. The Fund continues to focus on both capital appreciation and dividends but the portfolio manager believes that in this low interest rate environment higher dividend-paying stocks may offer greater potential for capital appreciation.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s security selection in the electronic technology sector with Lockheed Martin and Northrop Grumman proved to be strong contributors during the year. Security selection in retail trade and health services with Home Depot, Walgreens and Lincare all produced positive returns relative to the benchmark for the Fund over the year as well. Underweight positions in poor performing sectors, non-energy minerals and transportation, further bolstered performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Underweight positions in two of the better-performing sectors, consumer services and finance, detracted from results, while the overweight position in the poor performing distribution services sector reduced returns as well. Weak security selection also affected the Fund with producer manufacturing firms Emerson and Eaton as well as Darden Restaurants in the consumer services sector detracting from Fund performance.

COMMERCE VALUE FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
Value Fund	16.99%	16.84%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	29.03%	0.63%	7.41%	5.00%
Russell 1000® Value Index (as of March 3, 1997)(c)	30.82%	-0.90%	8.16%	6.54%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	16.99%	0.51%	6.67%	4.91%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.70%	0.74%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2012

Shares	Description	Value
Common Stocks – 96.7%
Communications – 5.6%
76,000	AT&T, Inc.	$ 2,628,840
63,000	Verizon Communications, Inc.	2,812,320

		5,441,160

Consumer Durables – 1.8%
50,000	Hasbro, Inc.	1,799,500

Consumer Non-Durables – 11.5%
55,000	Altria Group, Inc.	1,749,000
70,000	ConAgra Foods, Inc.	1,948,800
33,500	H.J. Heinz Co.	1,926,585
27,000	PepsiCo, Inc.	1,869,480
27,500	Procter & Gamble Co.	1,904,100
43,500	Reynolds American, Inc.	1,811,340

		11,209,305

Consumer Services – 1.8%
34,500	Darden Restaurants, Inc.	1,815,390

Distribution Services – 2.0%
31,000	Genuine Parts Co.	1,939,980

Electronic Technology – 4.1%
22,000	Lockheed Martin Corp.	2,060,740
29,000	Northrop Grumman Corp.	1,992,010

		4,052,750

Energy Minerals – 12.5%
43,000	Chevron Corp.	4,739,030
66,500	ConocoPhillips	3,847,025
20,000	Exxon Mobil Corp.	1,823,400
22,500	Occidental Petroleum Corp.	1,776,600

		12,186,055

Finance – 20.6%
41,000	Bank of Hawaii Corp.	1,810,560
10,000	BlackRock, Inc.	1,896,800
33,500	CME Group, Inc.	1,873,655
32,500	Cullen/Frost Bankers, Inc.	1,797,250
42,500	HCP, Inc.	1,882,750
90,000	JPMorgan Chase & Co.	3,751,200
92,500	Kimco Realty Corp.	1,805,600
20,500	M&T Bank Corp.	2,134,050
95,000	Wells Fargo & Co.	3,200,550

		20,152,415

Health Technology – 10.7%
58,500	Bristol-Myers Squibb Co.	1,945,125
28,500	Johnson & Johnson	2,018,370
72,500	Merck & Co., Inc.	3,308,175
130,000	Pfizer, Inc.	3,233,100

		10,504,770

Industrial Services – 2.0%
60,000	Waste Management, Inc.	1,964,400

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 3.6%
36,000	E. I. du Pont de Nemours and Co.	$ 1,602,720
62,000	Sonoco Products Co.	1,930,060

		3,532,780

Producer Manufacturing – 5.7%
40,000	Eaton Corp.	1,888,800
38,500	Emerson Electric Co.	1,864,555
85,500	General Electric Co.	1,800,630

		5,553,985

Retail Trade – 2.9%
81,000	Walgreen Co.	2,853,630

Technology Services – 1.9%
56,000	Paychex, Inc.	1,816,080

Utilities – 10.0%
37,000	Dominion Resources, Inc.	1,952,860
53,000	Exelon Corp.	1,896,340
27,500	NextEra Energy, Inc.	1,926,650
67,500	PPL Corp.	1,996,650
42,000	The Southern Co.	1,967,280

		9,739,780

TOTAL COMMON STOCKS
(Cost $85,907,535)		$94,561,980

Exchange Traded Fund – 2.2%
iShares Russell 1000 Value Index Fund
30,000		$ 2,154,000
(Cost $2,093,036)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.
$ 964,000	0.010%	11/01/12	$964,000
Maturity Value: $964,000
(Cost $964,000)

TOTAL INVESTMENTS – 99.9%
(Cost $88,964,571)			$97,679,980

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			56,844

NET ASSETS – 100.0%			$97,736,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $950,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $987,778.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

Finance	20.6%	13.7%
Energy Minerals	12.5	9.4
Consumer Non-Durables	11.5	10.7
Health Technology	10.7	6.8
Utilities	10.0	7.7
Producer Manufacturing	5.7	5.2
Communications	5.6	3.4
Electronic Technology	4.1	6.4
Process Industries	3.6	3.3
Retail Trade	2.9	1.6
Exchange Traded Fund	2.2	3.1
Industrial Services	2.0	1.6
Distribution Services	2.0	3.2
Technology Services	1.9	3.1
Consumer Services	1.8	1.5
Consumer Durables	1.8	0.0
Health Services	0.0	1.7
Short-term Investment	1.0	4.1

TOTAL INVESTMENTS	99.9%	86.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce Mid-Cap Growth Fund for the one-year period ended October 31, 2012.

A conversation with Joe Williams, Portfolio Manager of the Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund underperformed the Index for the year, posting a 8.12% return versus a 9.06% return for the Russell MidCap Growth Index

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: MidCap Growth stocks moved higher for the year as corporate profits showed resilience shrugging off the European financial uncertainty, a slowing Chinese economy, and a slow growth economy. The Fund did not have any major sector bets that materially impacted performance; however, stock selection did. Stock selection in some cyclical sectors, such as Health Technology and Health Services detracted from performance, and others such as Retail Trade and Consumer Services contributed to performance

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Throughout the year the Fund shifted its money in and out of different cyclical sectors searching for pockets of strength. For example, the Fund reduced its exposure to the electronic technology sector from 12.6% to 8.3% and the energy minerals sector from 6.3% to 3.2%. On the other hand, the Fund increased its risk exposure by increasing the retail trade sector from 6.1% to 8.8% and the industrial services sector from 3.1% to 5.2%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The communications sector contributed to the Fund’s performance with strong stock selection in its two holdings, SBA Communications and TW Telecom, up 74% and 38%, respectively for the year. In addition, the process industries sector contributed to performance due to the Fund’s overweight position and favorable stock selection in PPG Industries, International Paper, and Packaging Corp of America, up 39%, 28%, and 25%, respectively.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The energy minerals sector performed poorly for the year. The Fund held SM Energy and Continental Resources, down 35% and 10%, respectively; however, the Fund responded by reducing its exposure to this sector and went underweight the Index. In addition, electronic technology detracted from performance with mixed stock selections. Hurting performance were Juniper Networks and Altera Corp, down 26% and 19%, respectively. The Fund also reduced its electronic technology holdings throughout the year and ended up equal weighted to the Index.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
MidCap Growth	8.12%	9.06%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	24.09%	2.16%	8.97%	7.22%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	26.60%	2.53%	11.10%	9.04%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	8.12%	1.47%	8.18%	7.09%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	1.09%	1.09%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2012

Shares	Description	Value
Common Stocks – 96.4%
Commercial Services – 4.3%
15,100	Equifax, Inc.	$ 755,604
15,900	Gartner, Inc.*	737,919
8,800	The Brink’s Co.	231,528
12,700	The McGraw-Hill Cos., Inc.	702,056

		2,427,107

Communications* – 3.0%
10,700	Crown Castle International Corp.	714,225
14,900	SBA Communications Corp. Class A	992,787

		1,707,012

Consumer Durables – 2.7%
16,500	Harley-Davidson, Inc.	771,540
13,500	Tupperware Brands Corp.	797,850

		1,569,390

Consumer Non-Durables – 6.8%
13,200	Carter’s, Inc.*	713,592
15,700	Dr Pepper Snapple Group, Inc.	672,745
9,300	H.J. Heinz Co.	534,843
5,500	Lorillard, Inc.	638,055
4,600	Ralph Lauren Corp.	706,974
8,200	The Clorox Co.	592,860

		3,859,069

Consumer Services – 7.5%
15,800	Bally Technologies, Inc.*	788,736
24,500	Dunkin’ Brands Group, Inc.	759,500
19,400	Marriott International, Inc. Class A	707,712
9,800	Scripps Networks Interactive, Inc. Class A	595,056
18,000	The Madison Square Garden Co.*	740,880
13,500	Wyndham Worldwide Corp.	680,400

		4,272,284

Distribution Services – 1.3%
11,700	Genuine Parts Co.	732,186

Electronic Technology – 8.3%
21,900	Altera Corp.	667,512
59,600	Cadence Design Systems, Inc.*	754,536
840	Comverse Technology, Inc.*	5,536
14,100	Harris Corp.	645,498
22,000	Linear Technology Corp.	687,720
4,800	TransDigm Group, Inc.	639,408
21,500	Xilinx, Inc.	704,340
17,000	Zebra Technologies Corp. Class A*	610,810

		4,715,360

Energy Minerals – 3.2%
8,700	Cimarex Energy Co.	497,466
7,800	Noble Energy, Inc.	741,078
10,700	SM Energy Co.	576,944

		1,815,488

Shares	Description	Value
Common Stocks – (continued)
Finance – 7.4%
9,700	Digital Realty Trust, Inc.	$ 595,871
7,100	Federal Realty Investment Trust	765,593
5,600	IntercontinentalExchange, Inc.*	733,600
15,600	Kilroy Realty Corp.	692,796
14,600	Rayonier, Inc.	715,546
11,000	T. Rowe Price Group, Inc.	714,340

		4,217,746

Health Services* – 2.4%
9,160	Cerner Corp.	697,900
8,000	Laboratory Corporation of America Holdings	677,840

		1,375,740

Health Technology – 8.2%
6,200	Alexion Pharmaceuticals, Inc.*	560,356
6,980	C. R. Bard, Inc.	671,406
14,100	DENTSPLY International, Inc.	519,444
23,500	Endo Health Solutions, Inc.*	673,510
10,500	Techne Corp.	707,280
12,000	Varian Medical Systems, Inc.*	801,120
11,400	Zimmer Holdings, Inc.	731,994

		4,665,110

Industrial Services* – 3.9%
13,600	Clean Harbors, Inc.	793,560
16,700	FMC Technologies, Inc.	683,030
8,300	SEACOR Holdings, Inc.	727,993

		2,204,583

Process Industries – 7.6%
17,100	Ball Corp.	732,393
22,000	Crown Holdings, Inc.*	841,500
15,800	Packaging Corp. of America	557,266
6,200	PPG Industries, Inc.	725,896
10,436	Sigma-Aldrich Corp.	731,981
13,600	The Valspar Corp.	762,008

		4,351,044

Producer Manufacturing – 7.5%
20,600	AMETEK, Inc.	732,330
5,400	Flowserve Corp.	731,646
18,800	Lincoln Electric Holdings, Inc.	815,356
9,550	Parker Hannifin Corp.	751,203
4,800	Roper Industries, Inc.	524,016
16,600	The Toro Co.	700,852

		4,255,403

Retail Trade – 9.0%
1,900	AutoZone, Inc.*	712,500
12,760	Nordstrom, Inc.	724,385
8,500	O’Reilly Automotive, Inc.*	728,280
10,900	PetSmart, Inc.	723,651
10,200	Ross Stores, Inc.	621,690
19,700	The Gap, Inc.	703,684
19,200	Williams-Sonoma, Inc.	887,616

		5,101,806

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 8.7%
5,300	Alliance Data Systems Corp.*	$ 758,165
17,000	BMC Software, Inc.*	691,900
27,300	CA, Inc.	614,796
14,100	MICROS Systems, Inc.*	639,999
21,800	Paychex, Inc.	706,974
30,800	Total System Services, Inc.	692,692
14,800	VeriSign, Inc.*	548,636
24,400	Western Union Co.	309,880

		4,963,042

Transportation – 2.0%
9,600	Kansas City Southern	772,416
6,600	Kirby Corp.*	379,368

		1,151,784

Utilities – 2.6%
39,700	Covanta Holding Corp.	724,219
15,900	ONEOK, Inc.	752,071

		1,476,290

TOTAL COMMON STOCKS
(Cost $47,610,032)		$54,860,444

Exchange Traded Fund – 2.7%
iShares Russell Midcap Growth Index Fund
25,500		$ 1,549,125
(Cost $1,418,047)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co.
$ 657,000	0.010%	11/01/12	$657,000
Maturity Value: $657,000
(Cost $657,000)

TOTAL INVESTMENTS – 100.2%
(Cost $49,685,079)			$57,066,569

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(130,462)

NET ASSETS – 100.0%			$56,936,107

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $645,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $670,649.
*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

Retail Trade	9.0%	6.0%
Technology Services	8.7	10.7
Electronic Technology	8.3	12.5
Health Technology	8.2	8.3
Process Industries	7.6	6.9
Consumer Services	7.5	7.4
Producer Manufacturing	7.5	7.0
Finance	7.4	7.8
Consumer Non-Durables	6.8	5.7
Commercial Services	4.3	3.8
Industrial Services	3.9	3.1
Energy Minerals	3.2	6.2
Communications	3.0	2.0
Consumer Durables	2.7	4.4
Exchange Traded Fund	2.7	0.6
Utilities	2.6	1.3
Health Services	2.4	3.1
Transportation	2.0	1.1
Distribution Services	1.3	0.0
Non-Energy Minerals	0.0	1.5
Short-term Investment	1.1	0.0

TOTAL INVESTMENTS	100.2%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2012.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2012, the Fund generated an annualized total return of 7.30%. This return compares to the 5.24% annualized total return of the Barclays Capital U.S. Aggregate Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. Most of the outperformance was due to the Fund’s overweight position in corporate bonds. Performance was aided by spread tightening in this sector. Improved company earnings and low default rates contributed to the decline in the risk premiums for corporate bonds.

Overweight positions in both taxable municipal bonds and non-agency mortgage backed securities (MBS) also added to the Fund’s outperformance relative to its benchmark. The fiscal position of state and local municipalities continued to improve. A hint of a housing recovery and a slow-down in loan delinquencies helped non-agency MBS holdings perform well.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund lowered its exposure to Treasury and Agency debenture holdings and raised its overweight position in corporate bonds. The Fund’s exposure to BBB-rated holdings increased and its duration moved from neutral versus the benchmark to slightly short during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Raising the Fund’s corporate exposure while lowering its Treasury and Agency debenture exposure contributed to the Fund’s success. An emphasis on adding more BBB-rated holdings also helped the Fund outperform its benchmark

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s average maturity and duration were positioned below the benchmark’s numbers during most of the year. Concern about rising inflation expectations and a decline in Treasury purchases by foreign investors did not develop as anticipated. With interest rates declining in the intermediate and long maturity portion of the yield curve, this strategy detracted from the Fund’s relative performance during the period.

COMMERCE BOND FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
Bond Fund	7.30%	5.24%	Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	7.08%	7.71%	5.68%	6.65%
Barclays U.S. Aggregate Bond Index (as of December 12, 1994)(c)	5.14%	6.52%	5.32%	6.77%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	7.30%	7.66%	5.92%	6.64%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.74%	0.74%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.1%
Auto – 3.8%
Ally Master Owner Trust Series 2011-3, Class A2
$6,535,000	1.810%	05/15/16	$6,651,264
American Credit Acceptance Receivables Trust Series 2012-1, Class A1(a)
82,664	1.960	01/15/14	82,665
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
1,177,253	1.890	07/15/16	1,178,090
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
3,144,679	1.190	08/08/15	3,157,298
CPS Auto Trust Series 2012-B, Class A(a)
2,705,071	2.520	09/16/19	2,714,966
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
1,990,607	2.020	08/15/16	2,006,675
Ford Credit Auto Lease Trust Series 2011-B, Class A2
2,848,999	0.820	01/15/14	2,854,364
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,721,271
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,083,211
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
3,482,019	1.230	12/15/15	3,487,301
SMART Trust Series 2011-2USA, Class A2A(a)
2,139,400	1.220	11/14/13	2,141,663

			30,078,768

Commercial – 0.2%
Small Business Administration Series 2006-P10B, Class 1
1,249,923	5.681	08/10/16	1,369,192

Credit Card – 0.5%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,935,103

Home Equity – 3.7%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,944,516
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.907	06/25/32	3,118,468
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
3,499,341	1.051	10/25/34	3,481,168
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.941	08/25/35	4,517,572
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,062,938	0.411	02/25/37	589,057

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
$ 808,495	4.250%	09/25/33	$782,559
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	461,112
Lehman XS Trust Series 2005-1, Class 1A4(b)
677,587	0.551	07/25/35	615,768
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
540,949	4.814	11/25/35	501,843
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	839,766
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,515,321	3.900	03/25/33	1,495,216
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,851,665	5.490	10/25/33	3,451,269
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
487,081	8.850	03/25/25	474,140
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
550,308	8.480	09/25/30	536,299
SACO I Trust Series 2005-7 Class A(b)
101,499	0.771	09/25/35	99,351
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,535,807	6.740	07/25/29	1,916,224
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
2,114,425	1.336	06/25/33	1,933,551
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,887,548	5.250	06/25/35	1,827,080
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
333,089	4.523	09/25/36	342,682

			28,927,641

Manufactured Housing – 1.2%
Green Tree Financial Corp. Series 1993-4, Class A5
658,320	7.050	01/15/19	665,988
Green Tree Financial Corp. Series 1995-5, Class M1(b)
220,698	7.650	09/15/26	223,936
Green Tree Financial Corp. Series 1996-4, Class A7(b)
538,327	7.900	06/15/27	566,116
Green Tree Financial Corp. Series 1996-6, Class A6
67,967	7.950	09/15/27	69,239
Green Tree Financial Corp. Series 1997-3, Class A6
56,972	7.320	03/15/28	62,859
Green Tree Financial Corp. Series 1998-3, Class A5
3,145,334	6.220	03/01/30	3,447,490

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A6(b)
$ 392,861	6.760%	03/01/30	$432,273
Lehman Manufactured Housing Contract Series 2001-B, Class A3
314,372	4.350	04/15/40	331,447
Mid-State Trust Series 11, Class A1
339,534	4.864	07/15/38	350,265
Newcastle Investment Trust Series 2011-MH1, Class A(a)
2,426,622	2.450	12/10/33	2,456,462
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
329,649	7.650	04/15/27	328,939
Origen Manufactured Housing Series 2005-B, Class A3
375,569	5.605	05/15/22	380,445

			9,315,459

Other(a) – 0.2%
New York City Tax Lien Series 2011-AA, Class A
1,575,560	1.990	12/10/24	1,576,505

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
865,200	0.961	10/30/45	851,409
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,174,902

			4,026,311

TOTAL ASSET-BACKED SECURITIES
(Cost $76,350,945)			$79,228,979

Municipal Bond Obligations – 12.9%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$1,295,000	4.790%	04/01/15	$1,415,901

California – 2.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,964,840
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,554,506
11,420,000	0.000	09/01/43	1,546,154
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,055,566
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,961,980
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,072,447

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
$11,005,000	0.000%	08/01/37	$2,451,034
12,290,000	0.000	08/01/39	2,326,620

			21,933,147

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,936,700

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,276,060

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,726,111

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,285,009
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,212,990

			2,497,999

Indiana – 0.9%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,270,110
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,015,550

			7,285,660

Iowa – 0.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
2,000,000	3.500	12/01/15	2,094,420

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,137,410

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,704,975

Missouri – 1.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,369,375

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
$2,000,000	5.078%	01/01/17	$2,208,060
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,691,628
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,316,572
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,570,503
St. Louis Package Revenue Bonds Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,564,851

			13,720,989

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,835,600

New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,051,480
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,343,125

			2,394,605

New York – 1.3%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,340,880
1,055,000	5.008	06/01/22	1,243,571
New York Housing Development Corporation Multy-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,591,368
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,351,019

			10,526,838

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,687,275
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,277,834

			4,965,109

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,743,400

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
$ 710,000	4.960%	07/15/14	$748,361
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,440,387

			3,188,748

South Carolina – 0.9%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
5,250,000	4.000	07/01/34	5,596,343
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,236,457

			6,832,800

Washington – 0.3%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,049,160

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $88,364,818)			$101,265,632

Mortgage-Backed Obligations – 22.7%
Collateralized Mortgage Obligations – 20.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$3,042,339	2.794%	04/25/35	$3,040,772
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
3,540,420	6.000	02/25/34	3,630,924
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
2,162,558	5.500	11/25/20	2,224,474
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
432,921	6.000	04/25/36	444,128
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	5,183,350
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,978,861	2.996	11/25/35	2,239,427
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
848,316	5.750	01/25/34	882,379
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
761,004	5.500	11/25/33	801,527
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,207,836
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
173,010	5.500	08/25/21	180,139

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
$1,806,587	6.750%	08/25/34	$1,924,093
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,470,772	5.087	12/25/35	1,026,859
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
680,325	5.257	04/25/37	497,397
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
1,721,853	5.750	09/25/21	1,754,923
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,807,697	0.561	07/25/36	2,638,890
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
439,599	5.500	07/25/36	440,567
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,840,155
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
785,946	5.250	09/25/19	803,830
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
460,538	4.750	12/25/18	462,311
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
238,611	6.500	08/25/32	238,802
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
700,182	6.000	07/25/37	596,267
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,669,838	5.500	08/25/33	1,747,210
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
753,033	4.750	01/25/19	774,909
Countrywide Home Loans Trust Series 2005-27, Class 2A1
2,550,662	5.500	12/25/35	2,331,076
Countrywide Home Loans Trust Series 2005-6, Class 2A1
674,271	5.500	04/25/35	679,916
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,809,814	0.751	03/25/35	2,393,636
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
862,335	5.250	07/25/33	887,908
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
8,965,168	5.500	07/25/35	9,305,674
FHLMC REMIC PAC Series 1579, Class PM
308,480	6.700	09/15/23	348,156
FHLMC REMIC PAC Series 2103, Class TE
255,670	6.000	12/15/28	286,663
FHLMC REMIC PAC Series 2110, Class PG
1,201,529	6.000	01/15/29	1,345,602
FHLMC REMIC Series 2391, Class Z
3,149,939	6.000	12/15/31	3,530,156

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2508, Class OY
$ 685,675	4.500%	10/15/17	$718,443
FHLMC REMIC Series 2603, Class C
1,777,336	5.500	04/15/23	1,962,174
FHLMC REMIC Series 2677, Class BC
621,176	4.000	09/15/18	654,185
FHLMC REMIC Series 2866, Class DH
1,481,106	4.000	09/15/34	1,591,447
FHLMC REMIC Series 2890, Class KB
2,732,671	4.500	02/15/19	2,793,522
FHLMC REMIC TAC Series 2658, Class A
179,829	4.500	08/15/18	181,766
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,205,268	6.000	01/25/35	1,159,937
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,842,024	5.500	05/25/35	3,285,645
FNMA REMIC FNIC PAC Series 2001-45, Class WG
527,231	6.500	09/25/31	607,490
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,662,067
FNMA REMIC PAC Series 2003-14, Class AP
231,687	4.000	03/25/33	250,822
FNMA REMIC PAC Series 2004-53, Class NC
2,059,538	5.500	07/25/24	2,270,657
FNMA REMIC Series 2002-73, Class OE
1,995,581	5.000	11/25/17	2,160,514
FNMA REMIC Series 2002-82, Class XE
1,743,617	5.000	12/25/17	1,860,609
FNMA REMIC Series 2003-83, Class PG
406,519	5.000	06/25/23	434,066
FNMA REMIC Series 2003-84, Class PG
409,099	5.000	03/25/32	423,289
FNMA Series 2003-W6, Class 2A32
278,750	6.500	09/25/42	334,180
GNMA Series 1998-12, Class EB
523,018	6.500	05/20/28	523,377
Impac CMB Trust Series 2003-2F, Class A(b)
1,657,488	5.730	01/25/33	1,690,306
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,922,633	0.851	09/25/34	2,711,917
Impac CMB Trust Series 2004-4, Class 2A2(c)
4,373,346	4.795	09/25/34	4,260,225
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
995,646	4.741	08/25/34	973,953
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,536,050	6.000	03/25/36	2,113,166
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
1,515,842	5.500	01/25/36	1,496,697
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
896,326	5.556	04/25/37	800,375

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Alternative Loans Trust Series 2004-4, Class 1A1
$ 478,129	5.500%	05/25/34	$502,350
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,224,389	6.500	05/25/34	2,373,895
Master Alternative Loans Trust Series 2004-9, Class A6(c)
2,608,812	5.143	08/25/34	2,664,416
Master Asset Securitization Trust Series 2003-10, Class 3A1
294,528	5.500	11/25/33	305,915
Master Asset Securitization Trust Series 2003-7, Class 1A1
691,990	5.500	09/25/33	729,837
Master Asset Securitization Trust Series 2004-3, Class 5A1
75,475	6.250	01/25/32	76,646
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
223,707	5.250	08/25/36	226,370
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,088,668
Morgan Stanley Capital I Series 2011-C3, Class A1
4,933,224	2.178	07/15/49	5,079,582
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
708,628	1.376	03/25/33	687,608
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,368,654	5.587	11/25/35	3,141,496
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,032,019	6.000	08/25/37	2,734,414
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
2,027,461	2.461	05/25/38	1,836,156
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
2,396,550	6.107	11/25/21	2,188,661
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
165,440	5.266	07/25/35	171,313
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,015,018	4.750	04/25/33	2,043,151
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,881,414	5.750	02/25/34	3,908,250
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
584,253	0.711	07/25/35	468,053
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
932,950	6.000	07/25/32	932,220
Residential Asset Securitization Trust Series 2004-A6, Class A1
1,907,283	5.000	08/25/19	1,929,190
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
419,597	6.000	05/25/33	442,546

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
$ 651,742	5.500%	11/25/35	$628,934
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,673,139	5.750	12/25/35	1,588,737
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
1,384,249	5.500	12/25/21	1,440,011
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
1,061,839	0.521	11/20/34	1,023,906
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,857,889	2.886	10/25/34	1,721,461
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
620,111	2.830	04/25/34	598,590
Structured Asset Securities Corp. Series 2003-20, Class 1A1
2,122,445	5.500	07/25/33	2,217,791
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,120,387	2.802	10/25/33	1,119,868
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,659,618	2.823	11/25/33	1,669,776
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
890,847	2.859	11/25/33	883,397
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
2,627,519	5.710	06/25/34	2,656,293
Structured Asset Securities Corp. Series 2005-6, Class 5A2
314,960	5.000	05/25/35	319,779
Structured Asset Securities Corp. Series 2005-6, Class 5A4
360,484	5.000	05/25/35	362,858
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
5,529,001	1.524	01/10/45	5,638,995
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
1,553,041	5.500	06/25/20	1,608,395
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
246,701	5.250	01/25/20	255,412
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,016,498	2.617	09/25/35	980,341
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
376,550	6.000	10/25/36	49,461
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
931,695	5.250	03/25/37	954,117

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
$2,800,574	2.501%		02/15/44	$2,873,714
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
4,211,629	1.607		06/15/44	4,280,700

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $145,586,261)				$164,014,058

Commercial Mortgage Obligation – 0.2%
GNMA Series 2003-16, Class B
$1,258,562	4.490%		08/16/25	$1,273,106
(Cost $1,218,031)

Mortgage-Backed Pass-Through Obligations – 1.6%
FHLMC
9,211	6.000		12/01/13	10,127
28,031	8.500		02/01/19	31,065
62,161	8.500		03/01/21	69,815
465,394	7.000		05/01/26	552,265
9,599	7.000		10/01/30	11,375
66,155	7.500		12/01/30	80,806
138,890	7.500		01/01/31	170,039
246,257	7.000		08/01/31	290,202
2,992,556	5.000		05/01/33	3,352,185
520,443	2.354	(b)	05/01/34	555,289
704,399	5.196	(b)	01/01/36	752,500
FNMA
16,396	6.000		12/01/13	17,131
5,866	6.500		07/01/14	6,612
34,371	9.000		11/01/21	38,569
74,574	9.000		02/01/25	86,745
15,826	6.500		03/01/26	18,454
24,786	8.000		07/01/28	28,191
91,437	6.500		10/01/28	107,427
66,195	2.330	(b)	12/01/28	67,583
75,508	6.000		07/01/29	85,591
56,108	7.500		09/01/29	68,417
66,367	7.000		03/01/31	79,365
26,359	7.500		03/01/31	32,241
136,867	7.000		11/01/31	163,542
197,694	7.000		01/01/32	236,226
611,864	6.000		12/01/32	693,571
82,194	5.111	(b)	02/01/33	88,063
726,557	5.000		07/01/33	798,171
516,902	2.801	(b)	10/01/34	553,045
1,068,984	5.107	(b)	02/01/35	1,151,341
GNMA
158,294	8.000		02/15/22	186,894
69,771	7.500		08/20/25	83,385
302,344	7.500		07/20/26	362,661
284,717	6.500		04/15/31	337,625

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA – (continued)
$ 286,898	6.500%	05/15/31	$340,211
1,208,384	5.500	04/15/33	1,345,311

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $11,514,068)			$12,852,040

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $158,318,360)			$178,139,204

Corporate Obligations – 37.0%
Aerospace/Defense – 0.8%
Goodrich Corp.
$1,000,000	4.875%	03/01/20	$1,181,004
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,588,660
United Technologies Corp.
2,000,000	5.700	04/15/40	2,675,670

			6,445,334

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300	01/09/15	3,080,511

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,779,596
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,970,975

			4,750,571

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,646,416

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,061,522
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,158,208

			3,219,730

Commercial Banks – 2.9%
Bank of Montreal(a)
2,000,000	1.950	01/30/17	2,091,600
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,067,326
2,000,000	5.125	01/08/20	2,279,918
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,550,280
Credit Suisse New York
1,500,000	5.000	05/15/13	1,536,058
3,000,000	5.400	01/14/20	3,358,263

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
KeyBank NA
$2,540,000	5.800%	07/01/14	$2,731,567
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,177,142
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,385,575

			23,177,729

Commercial Services(a) – 0.3%
The ADT Corp.
2,000,000	2.250	07/15/17	2,016,440

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,947,715

Computers – 0.2%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	1,994,198

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,058,554

Diversified Manufacturing – 0.8%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,776,156
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,185,502

			5,961,658

Electric – 3.0%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	2,096,306
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,644,309
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,725,463
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,545,080
PacifiCorp
2,400,000	5.650	07/15/18	2,968,958
2,000,000	3.850	06/15/21	2,276,728
900,000	6.100	08/01/36	1,233,253
Public Service Co. of Colorado
2,000,000	3.600	09/15/42	2,024,156
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,802,026
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,933,999
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	493,014

			23,743,292

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – 11.1%
American Honda Finance Corp.(a)
$1,500,000	1.500%	09/11/17	$1,510,874
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	7,154,648
Bank of America Corp.
2,000,000	3.700	09/01/15	2,122,252
1,270,000	5.750	12/01/17	1,471,030
2,000,000	5.700	01/24/22	2,379,472
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,254,828
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,700,530
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625	08/15/19	1,168,246
3,000,000	5.875	03/15/21	3,349,707
Citigroup, Inc.
2,750,000	6.010	01/15/15	3,027,425
CME Group, Inc.
1,685,000	3.000	09/15/22	1,730,529
Ford Motor Credit Co. LLC
2,600,000	3.000	06/12/17	2,658,999
950,000	6.625	08/15/17	1,110,698
General Electric Capital Corp.
2,000,000	5.625	05/01/18	2,375,674
1,600,000	6.250	12/15/49	1,744,048
Hyundai Capital America(a)
2,000,000	1.625	10/02/15	2,012,422
3,250,000	3.750	04/06/16	3,439,329
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,624,000
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,235,406
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,653,114
1,270,000	6.875	04/25/18	1,533,376
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,931,542
Morgan Stanley & Co.
600,000	6.625	04/01/18	697,847
2,500,000	4.875	11/01/22	2,527,328
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,839,666
NYSE Euronext
1,250,000	2.000	10/05/17	1,272,651
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,882,975
Royal Bank of Canada
3,390,000	2.625	12/15/15	3,580,786
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,391,047
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,940,413

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
The Bank of New York Mellon Corp.
$1,000,000	0.700%	10/23/15	$1,000,286
2,000,000	2.400	01/17/17	2,109,812
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,166,593
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,051,668

			87,649,221

Food – 0.5%
Danone SA(a)
2,700,000	3.000	06/15/22	2,794,535
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,426,889

			4,221,424

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,218,279

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,163,402

Healthcare-Services – 0.3%
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,583,204

Household Products – 0.4%
Church & Dwight Co., Inc.
3,500,000	2.875	10/01/22	3,569,374

Industrial – 0.5%
Joy Global, Inc.
1,800,000	5.125	10/15/21	1,988,579
Receipts on Corporate Securities Trust NSC-1998-1
1,621,547	6.375	05/15/17	1,658,031

			3,646,610

Insurance – 2.1%
Aegon NV
2,650,000	4.625	12/01/15	2,899,383
American International Group, Inc.
1,000,000	3.650	01/15/14	1,029,742
2,000,000	4.875	09/15/16	2,236,170
1,000,000	5.450	05/18/17	1,144,916
Genworth Financial, Inc.
2,000,000	7.625	09/24/21	2,103,584
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,105,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,366,658
2,100,000	5.000	06/01/21	2,330,509

			16,215,962

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 0.6%
Rio Tinto Finance USA Ltd.
$3,000,000	5.200%	11/02/40	$3,600,687
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,043,361

			4,644,048

Multimedia – 0.1%
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,001,286

Oil & Gas – 2.5%
Apache Corp.
1,360,000	7.375	08/15/47	2,099,314
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,194,805
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,580,685
3,530,000	3.875	03/10/15	3,791,301
Tosco Corp.
2,095,000	8.125	02/15/30	3,205,499
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,611,778

			19,483,382

Pharmaceuticals – 0.8%
AstraZeneca PLC
3,000,000	1.950	09/18/19	3,070,983
Express Scripts Holding Co.(a)
3,025,000	3.500	11/15/16	3,271,078

			6,342,061

Real Estate – 2.3%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,365,872
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,199,934
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,672,436
ProLogis LP
2,000,000	6.125	12/01/16	2,294,460
Realty Income Corp.
2,000,000	2.000	01/31/18	2,017,058
Simon Property Group LP
1,000,000	6.750	05/15/14	1,075,704
2,000,000	4.200	02/01/15	2,132,678
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,340,674
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,661,083

			17,759,899

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retail – 0.4%
O’Reilly Automotive, Inc.
$1,000,000	3.800%	09/01/22	$1,065,606
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,740,583

			2,806,189

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,154,008

Telecommunications – 1.1%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,443,872
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,360,805
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,687,700

			8,492,377

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,041,102

Utilities – 1.2%
GTE Corp.
5,310,000	6.840	04/15/18	6,655,915
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,749,408

			9,405,323

Yankee – 1.5%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	797,459
955,000	5.250	12/15/15	1,083,421
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,647,284
UBS AG
7,335,000	7.375	06/15/17	8,462,668

			11,990,832

TOTAL CORPORATE OBLIGATIONS
(Cost $260,382,417)			$290,430,131

U.S. Government Agency Obligations – 12.1%
FFCB
$5,000,000	2.625%	04/17/14	$5,169,840
6,135,000	4.500	05/06/14	6,523,818
2,860,000	5.190	04/22/21	3,636,398
FHLB
5,000,000	4.500	09/16/13	5,187,405
7,000,000	3.625	10/18/13	7,228,291
2,050,000	5.625	06/13/16	2,384,683
2,650,000	7.125	02/15/30	4,076,235

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligation – (continued)
FHLMC
$5,000,000	1.625%	04/15/13	$5,032,925
6,750,000	1.000	07/30/14	6,832,330
3,000,000	0.625	12/29/14	3,017,355
2,860,000	2.875	02/09/15	3,022,113
2,500,000	5.000	02/16/17	2,954,605
6,500,000	5.500	08/23/17	7,932,022
3,000,000	4.875	06/13/18	3,631,686
FNMA
5,000,000	1.750	02/22/13	5,024,490
3,000,000	1.750	05/07/13	3,023,292
4,500,000	5.000	02/13/17	5,318,285
3,000,000	5.000	05/11/17	3,563,619
6,000,000	5.375	06/12/17	7,245,012
Tennessee Valley Authority
2,326,954	4.929	01/15/21	2,659,173
1,370,955	5.131	01/15/21	1,622,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $90,955,632)			$95,086,445

U.S. Treasury Obligations – 1.1%
United States Treasury Bonds
$3,000,000	3.500%	02/15/39	$3,432,657
United States Treasury Notes
5,000,000	2.750	11/30/16	5,441,015

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,399,837)			$8,873,672

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.620%	$5,642,714
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co.
$24,876,000	0.010%	11/01/12	$24,876,000
Maturity Value: $24,876,007
(Cost $24,876,000)

TOTAL INVESTMENTS – 99.7%
(Cost $710,609,052)			$783,542,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,084,572

NET ASSETS – 100.0%			$785,627,349

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $87,472,251, which represents approximately 11.1% of net assets as of October 31, 2012.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $24,405,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $25,375,489.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
CMB	—Collateralized Mortgage-Backed Obligation
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

Corporate Obligations	37.0%	29.7%
Collateralized Mortgage Obligations	20.9	24.1
Municipal Bond Obligations	12.9	12.0
U.S. Government Agency Obligations	12.1	14.4
Asset-Backed Securities	10.1	10.5
Mortgage-Backed Pass-Through Obligations	1.6	2.3
U.S. Treasury Obligations	1.1	2.1
Investment Companies	0.7	0.7
Commercial Mortgage Obligations	0.2	0.7
Government Guarantee Obligations	0.0	0.4
Short-term Investment	3.1	2.5

TOTAL INVESTMENTS	99.7%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	25

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2012.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2012, the Fund generated an annualized total return of 2.46%. This return compares to the 1.11% annualized total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. An overweight position in non-agency Mortgage-Backed Securities (MBS) contributed positively to the Fund’s excess return relative to its benchmark. Also, the Fund’s portfolio carried a higher yield than that of the benchmark, which enhanced performance.

The Fund’s average maturity and duration became shorter than the benchmark’s numbers throughout the past year. With interest rates flat to slightly lower over the time period, this decision mildly detracted from performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund gradually raised its non-agency Mortgage-Backed Securities (MBS) exposure and lowered its Treasury exposure during the period. The Fund’s average duration was reduced further below its benchmark’s duration.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s additions to the non-agency MBS sector helped enhance the Fund’s return. The Fund’s exposure to Treasuries was reduced and the resulting underweighted Treasury position (relative to its benchmark) also contributed positively to performance during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining an average maturity and portfolio duration shorter than the benchmark’s numbers detracted from the Fund’s performance. As a result, the Fund did not fully benefit from the decline in interest rates over the past twelve months, specifically in the Fund’s 3 to 5 year maturity segment.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
Short-Term Government Fund	2.46%	1.11%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	2.61%	4.08%	3.25%	4.88%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	1.31%	3.98%	3.50%	5.24%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	2.46%	3.98%	3.31%	4.85%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.80%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.8%
Commercial – 0.5%
Small Business Administration Series 2006-P10B, Class 1
$ 499,969	5.681%	08/10/16	$547,677

Home Equity(b) – 2.3%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.661	04/25/34	706,940
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,155,517	1.111	08/25/44	1,146,225
Lehman XS Trust Series 2005-7N, Class 1A1A
280,331	0.481	12/25/35	221,558
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.291	03/25/33	515,732
Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
295,461	0.911	07/25/34	264,690

			2,855,145

TOTAL ASSET-BACKED SECURITIES
(Cost $2,852,234)			$3,402,822

Mortgage-Backed Obligations – 24.1%
Collateralized Mortgage Obligations – 21.6%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 32,420	6.000%	10/25/33	$32,805
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
436,069	2.794	04/25/35	435,844
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(a)
272,716	5.010	10/25/34	277,430
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
386,089	6.000	02/25/34	395,959
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(b)
667,495	3.110	11/25/33	677,544
Bank of America Funding Corp. Series 2004-A, Class 1A3(b)
50,902	5.539	09/20/34	52,319
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(b)
312,481	5.249	11/25/34	313,600
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
295,469	5.500	11/25/33	311,202
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
64,723	4.750	08/25/34	67,377
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(b)
216,988	2.860	09/25/34	217,443
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
169,280	5.250	12/25/33	170,039
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
329,498	5.375	01/25/35	330,051

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
$ 275,887	4.750%	12/25/18	$276,950
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
81,690	5.500	08/25/33	85,475
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
210,818	5.000	02/25/18	215,810
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(b)
315,634	2.923	11/19/33	316,121
FHLMC REMIC PAC Series 023, Class PK
300,580	6.000	11/25/23	344,018
FHLMC REMIC PAC Series 041, Class F
41,283	10.000	05/15/20	44,257
FHLMC REMIC PAC Series 159, Class H
22,518	4.500	09/15/21	23,829
FHLMC REMIC PAC Series 2022, Class PE
64,792	6.500	01/15/28	73,984
FHLMC REMIC PAC Series 2109, Class PE
162,470	6.000	12/15/28	181,581
FHLMC REMIC PAC Series 2345, Class PQ
21,282	6.500	08/15/16	21,884
FHLMC REMIC PAC Series 2522, Class PE
2,144	5.500	03/15/22	2,143
FHLMC REMIC PAC Series 2524, Class PD
33,492	5.500	12/15/31	33,694
FHLMC REMIC PAC Series 2836, Class PX
312,440	4.000	05/15/18	318,034
FHLMC REMIC PAC Series 3059, Class CD
305,108	5.000	04/15/31	306,254
FHLMC REMIC PAC Series 3117, Class PC
64,070	5.000	06/15/31	64,229
FHLMC REMIC PAC Series 3841, Class ED
444,828	3.000	07/15/38	449,905
FHLMC REMIC Series 2642, Class DA
74,896	5.000	05/15/22	75,514
FHLMC REMIC Series 2830, Class DA
155,344	5.000	07/15/19	162,893
FHLMC REMIC Series 2972, Class CA
225,984	4.500	05/15/20	234,460
FHLMC REMIC Series 3131, Class BA
68,440	5.500	11/15/24	70,014
FHLMC REMIC Series 3146, Class GA
79,508	5.500	11/15/24	81,512
FHLMC REMIC Series 3566, Class DE
195,248	4.000	12/15/22	196,208
FHLMC REMIC Series 3634, Class BJ
289,774	3.000	08/15/27	295,388
FHLMC REMIC Series 3816, Class HA
1,074,657	3.500	11/15/25	1,180,498

28	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
$ 24,089	0.000%	06/25/22	$22,234
FNMA REMIC PAC Series 1992-129, Class L
141,109	6.000	07/25/22	157,305
FNMA REMIC PAC Series 1998-36, Class J
45,879	6.000	07/18/28	47,961
FNMA REMIC PAC Series 2001-71, Class MB
123,204	6.000	12/25/16	131,181
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	678,703
FNMA REMIC PAC Series 2003-14, Class AP
311,512	4.000	03/25/33	337,240
FNMA REMIC Series 1991-137, Class H
63,171	7.000	10/25/21	71,477
FNMA REMIC Series 1993-182, Class FA(b)
23,472	1.140	09/25/23	24,006
FNMA REMIC Series 2003-33, Class LD
350,183	4.250	09/25/22	353,795
FNMA REMIC Series 2007-38, Class B
174,681	6.000	11/25/33	181,162
FNMA REMIC Series 2007-B2, Class AB
994,315	5.500	12/25/20	1,013,885
FNMA REMIC Series 2009-65, Class JA
155,814	4.500	06/25/35	155,908
FNMA REMIC Series 2009-83, Class A
262,503	4.500	08/25/35	262,953
FNMA Series 2003-W17, Class 1A6
25,716	5.310	08/25/33	26,389
GNMA Series 1998-12, Class EB
130,754	6.500	05/20/28	130,844
GNMA Series 2001-53, Class F(b)
17,170	0.561	10/20/31	17,224
GSR Mortgage Loan Trust Series 2003-6F, Class A1
221,011	3.000	09/25/32	219,221
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
473,279	5.500	03/25/19	497,454
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(b)
577,736	0.651	05/25/35	504,454
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(b)
1,070,000	2.716	01/25/36	787,874
Impac CMB Trust Series 2003-2F, Class A(b)
1,026,064	5.730	01/25/33	1,046,380
Impac CMB Trust Series 2003-8, Class 2A1(b)
373,882	1.111	10/25/33	368,401
Impac CMB Trust Series 2004-7, Class 1A1(b)
203,408	0.951	11/25/34	186,695
Impac CMB Trust Series 2005-2, Class 2A2(b)
346,461	0.611	04/25/35	331,806
Impac Secured Assets Corp. Series 2006-1, Class 2A1(b)
1,532,437	0.561	05/25/36	1,514,414

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(b)
$ 333,573	3.062%	10/25/34	$327,480
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(b)
515,354	2.664	04/21/34	520,187
Master Alternative Loans Trust Series 2004-9, Class A6(a)
553,384	5.143	08/25/34	565,179
Master Asset Securitization Trust Series 2004-3, Class 5A1
35,892	6.250	01/25/32	36,448
MortgageIT Trust Series 2005-1, Class 1A1(b)
2,269,415	0.531	02/25/35	2,110,420
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(b)
1,136,767	0.641	03/25/33	1,079,541
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(b)
78,387	3.671	09/25/34	77,531
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
267,871	4.750	04/25/34	268,587
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
88,378	5.000	05/25/18	91,491
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
937,331	4.500	04/25/19	969,242
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
15,249	6.250	12/25/23	15,785
Sequoia Mortgage Trust Series 10, Class 1A(b)
159,183	1.011	10/20/27	157,759
Sequoia Mortgage Trust Series 2003-2, Class A1(b)
298,340	0.871	06/20/33	285,685
Structured Asset Securities Corp. Series 2003-20, Class 1A1
554,730	5.500	07/25/33	579,650
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,016,385	2.802	10/25/33	1,015,914
Vendee Mortgage Trust Series 1996-2, Class 1Z
194,121	6.750	06/15/26	229,154
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
369,889	5.000	05/25/18	379,701
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
419,475	5.750	09/25/18	433,789

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,023,038)			$26,548,777

Commercial Mortgage Obligation – 0.5%
GNMA Series 2009-65, Class AF
533,010	4.000	07/20/39	575,696
(Cost $559,660)

The accompanying notes are an integral part of these financial statements.	29

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 2.0%
FHLMC
$ 62,950	5.500%		08/01/17	$67,989
131,530	5.500		09/01/21	143,374
55,488	6.000		10/01/23	61,180
163,178	5.000		05/01/27	178,352
FNMA
4,409	6.500		09/01/13	4,479
75,285	10.500		11/01/15	79,363
44,168	6.000		07/01/16	47,019
254,094	5.500		05/01/19	275,151
254,740	5.500		06/01/20	275,850
2,657	9.000		07/01/24	2,666
7,834	2.330	(b)	12/01/28	7,998
41,475	7.000		11/01/31	49,558
378,051	6.000		07/01/33	424,577
495,335	2.617	(b)	02/01/34	527,283
241,028	2.801	(b)	10/01/34	257,881
GNMA
6,364	8.000		07/15/17	6,430
339	2.000	(b)	11/20/24	353
737	3.000	(b)	12/20/24	772
12,886	1.750	(b)	04/20/26	13,507
11,552	1.625	(b)	08/20/26	11,912
14,087	1.625	(b)	01/20/28	14,752

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $2,330,828)				$2,450,446

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $25,913,526)				$29,574,919

U.S. Government Agency Obligations – 59.1%
FFCB
$1,000,000	3.875%		10/07/13	$1,034,135
2,600,000	2.625		04/17/14	2,688,317
1,170,000	3.000		09/22/14	1,229,739
150,000	4.700		08/10/15	167,528
250,000	7.000		09/01/15	294,932
500,000	6.125		12/29/15	588,643
FHLB
1,000,000	3.500		03/08/13	1,011,773
1,500,000	5.125		08/14/13	1,558,360
1,000,000	3.625		10/18/13	1,032,613
1,300,000	1.375		05/28/14	1,323,475
1,560,000	5.250		06/18/14	1,686,298
1,000,000	5.250		09/12/14	1,089,984
2,500,000	5.000		12/21/15	2,849,897
1,000,000	2.625		02/28/22	1,004,040
1,750,000	1.500	(a)	12/20/24	1,751,321
FHLMC
1,800,000	1.625		04/15/13	1,811,853
1,500,000	4.000		06/12/13	1,534,668
2,000,000	4.500		07/15/13	2,060,744

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
$1,560,000	2.500%		01/07/14	$1,602,084
1,600,000	2.500		04/23/14	1,652,669
790,000	5.000		07/15/14	852,886
1,000,000	4.500		01/15/15	1,090,847
1,200,000	2.875		02/09/15	1,268,020
2,600,000	1.750		09/10/15	2,696,837
1,300,000	5.300		12/01/15	1,486,165
2,250,000	2.500		05/27/16	2,406,190
1,000,000	1.250		05/12/17	1,020,838
1,200,000	1.200		06/06/17	1,211,130
1,150,000	1.000		07/28/17	1,162,006
830,000	1.500		11/30/18	839,681
FNMA
2,000,000	3.625		02/12/13	2,019,312
1,500,000	4.375		03/15/13	1,523,515
1,600,000	2.500		05/15/14	1,653,931
1,500,000	0.875		08/28/14	1,515,005
2,000,000	3.000		09/16/14	2,102,042
1,250,000	4.625		10/15/14	1,354,399
2,000,000	2.625		11/20/14	2,094,864
1,800,000	5.000		04/15/15	2,002,810
2,450,000	2.375		07/28/15	2,580,521
1,000,000	4.375		10/15/15	1,115,279
1,350,000	2.125	(a)	10/21/15	1,413,967
2,000,000	1.625		10/26/15	2,069,740
1,800,000	5.000		03/15/16	2,068,459
1,500,000	1.250		09/28/16	1,537,011
1,000,000	2.125		12/13/16	1,019,245
2,000,000	1.125		04/27/17	2,033,704
1,200,000	0.625	(a)	09/27/17	1,201,181
389,000	2.500		12/27/24	387,734
500,000	2.000	(a)	03/22/27	502,664
500,000	1.500	(a)	05/24/27	500,713

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $72,235,389)				$72,703,769

U.S. Treasury Obligations – 7.9%
United States Treasury Notes
$2,400,000	1.375%		11/15/12	$2,401,032
1,200,000	1.750		04/15/13	1,208,626
1,200,000	1.750		03/31/14	1,225,266
1,700,000	2.375		10/31/14	1,770,125
1,200,000	2.250		01/31/15	1,251,656
1,800,000	2.125		05/31/15	1,881,704

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,494,212)				$9,738,409

30	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 5.5%
Repurchase Agreement – 5.5%
State Street Bank & Trust Co.
$6,756,000	0.010%	11/01/12	$6,756,000
Maturity Value: $6,756,002
(Cost $6,756,000)

TOTAL INVESTMENTS – 99.4%
(Cost $117,251,361)			$122,175,919

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			780,615

NET ASSETS – 100.0%			$122,956,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $264,690, which represents approximately 0.2% of net assets as of October 31, 2012.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $6,630,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $6,893,649.

Investment Abbreviations:
CMB	—Collateralized Mortgage-Backed Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

U.S. Government Agency Obligations	59.1%	53.5%
Collateralized Mortgage Obligations	21.6	20.9
U.S. Treasury Obligations	7.9	12.4
Asset-Backed Securities	2.8	2.4
Mortgage-Backed Pass-Through Obligations	2.0	2.6
Commercial Mortgage Obligation	0.5	1.1
Government Guarantee Obligations	0.0	4.0
Short-term Investment	5.5	2.6

TOTAL INVESTMENTS	99.4%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2012.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2012, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 9.95%.

Over the one-year period ended October 31, 2012, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 7.33%.

Over the one-year period ended October 31, 2012, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 7.32%.

These returns compare to the 7.66% annualized total return of the Barclays Capital 3-15 Year Blend Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: The muni market overall had another very strong year of positive returns through October 31 largely driven by an accommodative Fed policy, favorable technical conditions, and improving investor sentiment toward muni credit. In the muni market over the past year, the highest returns followed the greatest perceived risk. Our overweight position to single-A/BBB- rated securities was a positive contributor to performance for the Funds as well as a slight overweight position to bonds maturing past 17 years. The National Tax-Free Intermediate Bond Fund also benefitted from an overweight position to issuers located in the negative headline news states such as California, Illinois, Florida, and Arizona. Conversely, the lack of significant exposure in the these states contributed to the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund slightly underperforming the benchmark for the past year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: One of the biggest changes in the National Tax-Free Fund was to lower the Fund’s average maturity/duration to be more in line with its benchmark and our peers as measured by Lipper Analytical Services, Inc. We believe that all three Funds are positioned well in sectors that appear to be favored at the current time, including hospitals, housing and lease revenue bonds.

Q: Could you describe some specific holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were those with the longest maturities such as Louisiana Local Government Facilities 5.50% due 10/1/25, San Marcos CA S/D 0.00% due 8/1/25, and Pajaro Valley CA S/D 0.00% due 10/15/26.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were certain non-Missouri hospital holdings such as Louisiana Local Government Facilities 5.50% due 10/1/25 and Washington St Health Care 5.25% due 7/1/25.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were certain non-Kansas holdings such as Louisiana Local Government Facilities 5.50% due 10/1/25 and San Marcos CA S/D 0.00% due 8/1/25.

Q: What were some examples of holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, Parkville MO Temp Note 2.00% due 8/1/13 and Indiana Bond Bank 5.00% due 2/1/13 performed poorly.

In the Missouri Tax-Free Intermediate Bond Fund, Parkville MO Temp Note 2.00% due 8/1/13 and Campbell MO S/D 1.90% due 3/1/14 performed poorly.

In the Kansas Tax-Free Intermediate Bond Fund, Kansas St Dev Finance 6.00% due 4/1/13 and Puerto Rico Trans 5.25% due 7/1/13 performed poorly.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
National Tax-Free Intermediate Bond Fund	9.95%	7.66%	Barclays 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	9.39%	6.27%	4.69%	5.21%
Barclays 3-15 Year Blend Index (as of March 1, 1995)(c)	7.00%	6.15%	4.87%	5.78%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	9.95%	6.21%	4.88%	5.20%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.69%	0.69%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 93.5%
Alabama – 0.4%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A2)
$1,005,000	5.000%	06/01/16	$1,028,597
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
65,000	4.500	07/01/23	69,115

			1,097,712

Alaska – 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,133,465

Arizona – 9.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	773,724
750,000	4.750	01/01/22	822,285
1,000,000	5.000	01/01/25	1,092,850
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,223,660
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,131,340
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,634,280
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,392,132
Maricopa County AZ Industrial Development Authority Health Facilities Revenue Bonds (Catholic Healthcare West) Series A (A/A3)
1,095,000	5.250	07/01/32	1,192,816
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,368,269
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	977,407
335,000	5.000	07/01/18	384,999
350,000	5.000	07/01/19	398,444
1,100,000	5.125	07/01/22	1,227,996
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa2)
1,070,000	5.000	08/01/27	1,144,290
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/Aa3)
3,475,000	5.750	07/15/18	4,166,734
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,141,310

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arizona – (continued)
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3) – (continued)
$ 500,000	5.000%	07/01/20	$564,925
1,000,000	5.000	07/01/21	1,118,530

			24,755,991

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	564,190

California – 6.5%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,114,200
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
1,500,000	0.000	07/01/27	807,555
Corona-Norca Unified School District GO Bonds Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	312,695
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	577,020
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
2,400,000	0.000	08/01/24	1,504,176
3,855,000	0.000	08/01/26	2,183,665
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A/A3)
600,000	5.000	11/01/16	691,836
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	822,241
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,147,640
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,234,880
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	2,959,901
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	601,304
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa2)
800,000	5.250	02/01/23	956,856
Whittier CA Union High School District GO Bonds (Refunding-Capital Appreciation) Series 2009 (AA-/NR)(a)
5,020,000	0.000	08/01/34	1,379,496

			16,293,465

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – 1.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
$1,000,000	4.500%	03/01/20	$1,088,310
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,045,370
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
405,000	4.350	11/01/19	428,684
425,000	4.600	11/01/20	453,199
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa2)
250,000	4.500	12/01/23	265,058

			3,280,621

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,322,601

Florida – 8.3%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	972,904
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,146,150
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,521,435
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	63,571
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,603,290
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,160,410
1,000,000	5.250	10/01/23	1,165,700
1,000,000	5.500	10/01/25	1,191,820
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	824,692
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (NATL-RE) (FGIC) (A-/A3)
1,000,000	5.250	07/01/14	1,073,720
Miami-Dade County FL GO Bonds (Refunding-Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,726,800
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3)
1,805,000	4.000	04/01/18	1,983,226

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3) – (continued)
$1,260,000	4.000%	04/01/19	$1,382,938
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,308,217
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	507,375
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	209,602

			20,841,850

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (BBB/Baa2)
90,000	6.100	10/01/19	110,999
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	69,316
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	547,865

			728,180

Illinois – 11.7%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL-RE) (FGIC) (BBB/A2)
1,000,000	5.250	12/01/18	1,193,780
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A/A1)
350,000	5.250	03/01/33	415,870
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
1,000,000	5.000	01/01/26	1,094,490
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/Aa3)
300,000	6.400	12/01/28	344,358
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/Aa3)(a)
2,320,000	0.000	12/01/22	1,606,855
2,080,000	0.000	12/01/25	1,234,667
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	883,370

The accompanying notes are an integral part of these financial statements.	35

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
$1,500,000	0.000%	01/01/20	$1,205,325
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	516,775
400,000	5.000	02/01/23	457,996
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa2)
2,000,000	5.250	12/01/22	2,221,160
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	517,019
490,000	4.900	01/01/27	537,947
1,625,000	5.000	01/01/30	1,782,349
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	346,650
405,000	4.000	12/01/18	450,113
420,000	4.250	12/01/19	472,000
440,000	4.500	12/01/20	501,543
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,370,869
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,159,440
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
210,000	3.700	02/01/13	210,000
Illinois State GO Bonds (A/A2)
1,000,000	4.000	04/01/19	1,081,170
Illinois State GO Bonds Series A (A/A2)
2,000,000	5.000	03/01/17	2,109,700
1,000,000	5.000	03/01/28	1,044,290
Macon & DeWitt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/WR)
435,000	6.150	12/01/12	436,392
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,138,350
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	481,820
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	787,463
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,134,490

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
$3,000,000	0.000%	11/01/19	$2,494,110

			29,230,361

Indiana – 4.0%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	674,172
615,000	5.000	11/01/16	698,296
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	271,342
675,000	6.050	02/01/23	752,949
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,364,380
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	393,771
120,000	5.000	08/01/14	127,650
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,179,271
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,115,510
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	583,011
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	915,696

			10,076,048

Iowa – 0.0%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
95,000	4.300	07/01/16	95,939

Kansas – 0.3%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	845,851

Kentucky – 1.3%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,112,030
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,167,406

			3,279,436

36	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 5.0%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
$5,000,000	5.500%	10/01/25	$5,873,800
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,276,114
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,119,052
1,245,000	5.000	02/01/30	1,261,060

			12,530,026

Maine – 0.5%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,136,730

Massachusetts – 3.9%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,685,000	5.100	01/01/25	1,874,562
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,400,000	4.250	07/01/22	1,453,270
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,719,008
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,110,317
1,415,000	5.000	07/01/21	1,620,769
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (Go of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	71,963

			9,849,889

Michigan – 2.1%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,708,395
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,176,973
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
135,000	5.125	11/01/12	135,000
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
690,000	4.500	10/01/19	731,545
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (Go of Authority) (AA/NR)
95,000	1.199	04/01/13	95,061

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (Go of Authority) (AA/NR) – (continued)
$ 90,000	1.521%	04/01/14	$90,389
150,000	1.670	10/01/14	150,871
135,000	1.836	04/01/15	136,227
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (Go of Authority) (AA+/NR)
1,000,000	4.750	12/01/25	1,082,490

			5,306,951

Minnesota – 1.9%
Minnesota State Housing Finance Agency Revenue Bonds (Residential Housing) Series C (Go of Authority GNMA/FNMA/FHLMC) (AA+/Aa1)
2,945,000	3.625	07/01/25	3,043,569
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
460,000	3.800	07/01/17	478,097
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,180,680

			4,702,346

Missouri – 2.4%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
1,500,000	5.000	04/01/32	1,642,425
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,643,962
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	106,862
125,000	0.000	02/01/15	118,027
305,000	0.000	02/01/17	270,636
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
1,355,000	2.000	08/01/13	1,357,398
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	277,959
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	526,405

			5,943,674

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
155,000	4.350	06/01/16	158,912

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – (continued)
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1) – (continued)
$ 165,000	4.350%	12/01/16	$169,165

			328,077

Nebraska – 0.3%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	567,945
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AMT) (AA+/NR)
90,000	4.300	09/01/14	92,073

			660,018

Nevada – 0.0%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	103,834

New Hampshire – 0.3%
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non-AMT) (NR/Aa3)
660,000	5.300	07/01/28	709,441

New Jersey – 3.6%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series E (ST Appropriation) (A+/A1)(b)
3,000,000	1.910	02/01/16	3,068,400
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,200,080
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,017,700
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,399,898
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	111,997
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,088,270

			8,886,345

New York – 1.7%
Geneva Development Corp. Revenue Bonds Hobart & William Smith College Projects (Refunding) Series 2012 (A/NR)
1,435,000	5.000	09/01/22	1,729,031
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	172,124

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – (continued)
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
$ 250,000	3.800%	11/01/37	$250,568
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series H (AA/Aa2)
970,000	0.950	05/01/16	970,999
985,000	1.050	11/01/16	986,152
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
90,000	5.750	07/01/13	93,179

			4,202,053

North Dakota – 0.6%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	299,706
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	574,349
635,000	4.450	07/01/17	656,304

			1,530,359

Ohio – 4.1%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,353,788
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,200,000	5.000	11/15/16	2,441,560
Mid-East Career & Technology Centers Certificates of Participation Series 2009 (AA-/NR)
2,030,000	5.000	12/01/19	2,416,471
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	447,088
1,000,000	5.000	05/01/18	1,154,650
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A2)
1,185,000	5.375	12/01/19	1,370,026
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	997,180

			10,180,763

Oklahoma – 2.3%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,030,190
1,000,000	4.850	09/01/18	1,194,090
1,000,000	5.000	09/01/19	1,205,260
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,284,420

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
$ 150,000	5.250%	10/01/26	$161,143

			5,875,103

Oregon – 0.4%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	657,449
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
280,000	5.050	07/01/17	292,362

			949,811

Pennsylvania – 5.6%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	810,034
1,025,000	5.000	10/01/19	1,167,742
1,250,000	5.250	10/01/31	1,368,262
Lancaster County PA GO Bonds Series C (AGM) (Refunding) (NR/Aa3)
3,235,000	5.000	11/01/18	3,848,550
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,192,064
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	877,076
Philadelphia PA Airport Revenue Bonds (Refunding) Series B (AMT) (A+/A2)
1,040,000	5.000	06/15/17	1,173,328
1,445,000	5.000	06/15/18	1,666,518
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
385,000	5.000	08/01/20	423,015
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,465,114

			13,991,703

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa1)
10,000	5.000	07/01/20	11,063

Rhode Island – 4.9%
Rhode Island Economic Development Corp. Grant Anticipation Bonds (Rhode Island Department of Transportation) Series A (AA-/Aa2)
5,285,000	5.250	06/15/19	6,494,208
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	273,135

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
$ 500,000	5.250%	04/01/35	$530,810
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunites Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,184,529
Rhode Island State & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	777,563
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,515,363
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
440,000	3.500	04/01/22	459,892

			12,235,500

South Carolina – 1.2%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	610,681
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	778,260
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
1,000,000	5.000	12/01/22	1,120,500
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	197,290
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/Aa3)
255,000	5.500	12/01/15	286,658

			2,993,389

Tennessee – 0.5%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
215,000	4.250	01/01/14	218,195
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (Non-ACE) (GO of Agency) (AA+/Aa1)
1,000,000	3.500	07/01/27	1,022,020

			1,240,215

Texas – 0.6%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	237,303

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa2)
$ 500,000	5.250%	09/01/22	$525,335
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (AMT) (NATL-RE) (FGIC) (A+/A1)
40,000	5.750	11/01/15	40,000
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	264,366
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/39	6,476
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
85,000	4.600	09/01/19	87,286
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	329,283

			1,490,049

Utah – 0.1%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
320,000	3.850	07/01/16	318,701

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/A3)
1,000,000	5.000	12/15/20	1,193,010

Virginia – 0.5%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (BBB/NR)(c)
530,000	5.250	07/15/17	600,941
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (BBB/NR)
470,000	5.250	07/15/17	524,816

			1,125,757

Washington – 2.7%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,071,540
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	173,213
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	652,305

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA-/Aa3)
$ 500,000	6.000%	10/01/23	$605,905
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,192,140
1,750,000	5.250	07/01/25	1,935,465

			6,630,568

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,039,630

Wisconsin – 0.7%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	123,745
350,000	5.000	12/01/15	389,434
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,168,840

			1,682,019

Wyoming – 1.4%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	139,761
290,000	2.000	05/01/16	297,702
295,000	2.000	05/01/17	301,767
305,000	3.000	05/01/18	325,200
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	543,299
500,000	2.125	06/01/16	509,165
450,000	2.250	12/01/16	459,337
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	168,576
280,000	4.250	12/01/14	287,944
385,000	4.300	12/01/15	394,452

			3,427,203

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $216,175,781)			$233,819,937

Shares	Description		Value
Investment Company – 2.3%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$5,860,089
(Cost $5,500,000)

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 3.4%
Repurchase Agreement – 3.4%
State Street Bank & Trust Co.
$8,528,000	0.010%	11/01/12	$8,528,000
Maturity Value: $8,528,002
(Cost $8,528,000)

TOTAL INVESTMENTS – 99.2%
(Cost $230,203,781)			$248,208,026

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,011,655

NET ASSETS – 100.0%			$250,219,681

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $8,370,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $8,702,841.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	—Guaranteed by Arkansas Development Finance Authority
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

General Obligations	23.6%	21.4%
Hospital	15.3	15.7
Education	14.9	15.2
Lease	12.4	10.9
General	8.4	11.7
Single Family Housing	6.8	7.1
Transportation	4.9	8.5
Investment Companies	2.3	0.0
Student	2.2	2.4
Power	1.6	0.8
Multi Family Housing	1.5	0.8
Water/Sewer	1.0	1.3
Crossover	0.5	0.6
Prerefunded/Escrow to Maturity	0.3	0.1
Short-term Investment	3.4	2.4

TOTAL INVESTMENTS	99.1%	98.9%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
Missouri Tax-Free Intermediate Bond Fund	7.33%	7.66%	Barclays 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	6.77%	5.29%	4.11%	4.83%
Barclays 3-15 Year Blend Index (as of March 1, 1995)(c)	7.00%	6.15%	4.87%	5.78%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	7.33%	5.24%	4.29%	4.82%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.66%	0.66%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.1%
Arizona – 2.2%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,092,850
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,440,820
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,286,843
1,215,000	5.150	07/01/24	1,349,914

			7,170,427

California – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	1,076,740
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,295,280
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,234,880
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)(a)
2,400,000	0.000	08/01/29	1,104,600

			5,711,500

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
610,000	4.350	11/01/19	645,673

Florida – 0.3%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,146,150

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
135,000	5.250	07/01/29	145,585

Illinois – 2.0%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA-/NR)
1,500,000	5.250	10/15/27	1,719,240
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,081,440
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,097,380

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$1,000,000	5.500%	08/15/24	$1,132,950
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
1,500,000	0.000	11/01/19	1,247,055

			6,278,065

Indiana – 0.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,242,920
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	568,485

			2,811,405

Iowa – 0.5%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
195,000	5.000	07/01/23	197,406
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,365,554

			1,562,960

Kentucky – 0.0%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
30,000	5.750	07/01/39	30,000

Louisiana – 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,679,452
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	8,223,320

			9,902,772

Michigan – 0.3%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,000,000

Missouri – 80.1%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	213,176
230,000	3.000	11/01/18	245,872
210,000	3.000	11/01/19	221,432

The accompanying notes are an integral part of these financial statements.	43

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (A+/NR) – (continued)
$ 225,000	3.625%	11/01/22	$236,565
470,000	3.700	11/01/23	493,439
225,000	3.800	11/01/24	236,311
480,000	3.875	11/01/25	503,942
250,000	4.000	11/01/26	263,190
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	542,150
500,000	5.250	03/01/29	542,885
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	156,158
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	166,593
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/Aa3)
2,000,000	5.250	07/01/20	2,411,920
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,686,919
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
1,000,000	3.000	08/01/16	1,040,240
400,000	4.000	08/01/18	438,836
650,000	4.000	08/01/19	708,416
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/Aa3)
1,000,000	5.000	03/01/18	1,080,280
1,250,000	5.000	03/01/19	1,344,987
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	317,808
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,148,040
3,000,000	4.500	03/01/29	3,350,550
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
500,000	5.250	03/01/17	587,810
1,000,000	5.250	03/01/21	1,080,710
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,168
215,000	1.900	03/01/14	215,170
220,000	2.250	03/01/15	220,202
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,000,000	5.250	06/01/13	1,022,670
1,550,000	5.500	06/01/16	1,591,586
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,134,590

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
$1,280,000	5.000%	03/01/25	$1,508,314
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	761,004
650,000	5.000	03/01/22	711,731
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	921,675
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	400,984
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	701,956
1,000,000	4.500	12/01/20	1,066,410
400,000	4.500	12/01/22	423,388
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,095,285
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	994,430
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	401,088
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	566,040
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,229,170
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	768,866
935,000	5.000	03/01/18	1,026,527
945,000	5.000	03/01/19	1,029,710
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	613,013
1,300,000	6.250	12/01/35	1,305,642
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	395,837
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	510,445
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	217,502

44	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
$ 425,000	2.500%	07/01/15	$436,692
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,686,386
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
450,000	2.000	03/01/13	451,661
280,000	2.500	03/01/15	286,622
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	542,185
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,332,890
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	536,245
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
380,000	4.600	06/01/29	386,532
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,419,220
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,676,754
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa2)
1,250,000	5.000	03/01/22	1,389,950
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	573,142
555,000	4.500	12/01/20	595,709
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	551,160
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	569,400
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,489,186
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
1,065,000	4.000	12/01/16	1,172,448
890,000	4.000	12/01/17	989,520
595,000	4.250	12/01/23	667,477
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	975,213

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3) – (continued)
$ 920,000	3.850%	12/01/20	$1,006,038
500,000	4.350	12/01/23	547,845
820,000	4.500	12/01/24	895,243
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/WR)
1,000,000	5.250	12/01/15	1,002,700
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	321,535
435,000	4.000	12/01/21	478,748
425,000	4.000	12/01/22	463,441
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	475,666
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,327,683
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	583,488
2,570,000	5.500	02/15/29	2,728,929
1,000,000	5.500	02/15/31	1,122,730
1,500,000	5.750	02/15/35	1,583,910
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,423,037
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,452,588
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,112,990
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,220,662
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(b)
55,000	3.000	01/01/15	58,017
Kansas City MO Special Obligation (Unrefunded-Refunding Kansas City MO Project) Series B (AA-/A1)
445,000	3.000	01/01/15	460,833
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,840,246
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
245,000	6.431	04/01/18	249,449
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,816,146

The accompanying notes are an integral part of these financial statements.	45

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
$ 500,000	5.000%	04/15/31	$552,910
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	545,055
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	795,007
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	575,910
545,000	5.000	03/01/22	622,319
500,000	5.000	03/01/23	569,140
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/Aa3)
1,620,000	4.750	03/01/16	1,695,622
850,000	4.750	03/01/17	888,301
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,940,016
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,236,020
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/Aa3)
830,000	5.250	03/01/21	943,353
700,000	5.250	03/01/22	791,868
Missouri State Board of Public Buildings Special Obligation Revenue Bonds (Prerefunded) Series A (NR/NR)(b)
895,000	5.000	10/15/20	935,248
Missouri State Board of Public Buildings Special Obligation Revenue Bonds (Unrefunded) Series A (AA+/Aa1)
105,000	5.000	10/15/20	109,303
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,855,897
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,140,020
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	721,315
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/A-1+/NR)(c)
4,940,000	0.250	12/01/20	4,940,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	481,724

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
$1,115,000	5.000%	07/01/17	$1,291,683
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (Go of Authority) (NR/Aaa)
415,000	5.125	01/01/18	417,482
20,000	5.000	01/01/22	20,098
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	541,569
525,000	4.000	10/01/18	588,488
545,000	4.000	10/01/19	607,522
400,000	3.500	10/01/21	426,808
1,850,000	5.250	10/01/41	2,065,802
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,074,940
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,174,640
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	698,254
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,557,110
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,137,583
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,237,683
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,356,749
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,102,180
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,594,823
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	530,181

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
$2,000,000	5.000%	04/01/22	$2,306,420
2,000,000	5.000	04/01/25	2,263,420
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,250,380
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,102,340
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/Aa3)
2,000,000	5.000	11/15/14	2,146,780
1,000,000	5.000	11/15/19	1,179,250
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,157,121
1,545,000	5.000	02/15/20	1,689,689
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,397,697
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	650,400
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	517,850
3,420,000	4.750	07/01/42	3,558,168
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
810,000	3.950	05/01/21	843,647
950,000	3.950	11/01/21	989,463
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,040,000	0.650	11/01/13	1,042,558
345,000	1.000	05/01/14	345,714
250,000	1.500	05/01/15	251,528
315,000	3.600	11/01/23	330,517
490,000	3.750	05/01/24	513,613
400,000	3.800	05/01/25	420,544
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,727,975
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa2)
525,000	5.450	03/01/14	526,617

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
$1,430,000	5.250%	03/01/21	$1,634,647
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/Aa3)
1,000,000	5.000	11/15/18	1,020,900
1,000,000	5.000	11/15/19	1,018,660
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	285,296
280,000	3.000	04/01/19	288,067
265,000	3.250	04/01/20	273,991
275,000	4.000	04/01/21	293,722
315,000	4.000	04/01/22	332,662
385,000	4.500	04/01/27	409,409
405,000	4.500	04/01/28	429,960
425,000	4.625	04/01/29	452,965
445,000	4.750	04/01/30	476,132
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,583,200
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,922,782
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,510,311
1,000,000	5.250	11/01/18	1,198,180
2,000,000	5.250	11/01/19	2,413,300
O’Fallon MO GO Refunding Bonds Series 2005 (AMBAC) (NR/Aa2)
1,815,000	5.000	03/01/14	1,927,476
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,248,262
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,819,545
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	495,163
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
3,500,000	2.000	08/01/13	3,506,195
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,906,973
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	503,325
850,000	5.000	12/01/20	971,082

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
$ 150,000	5.000%	12/01/12	$150,309
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	101,076
100,000	4.700	07/01/27	101,072
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	382,508
175,000	2.500	05/01/15	178,140
150,000	2.650	05/01/16	154,808
330,000	2.500	08/01/16	338,554
125,000	3.000	05/01/17	130,725
345,000	3.000	08/01/17	361,315
150,000	3.150	05/01/18	157,886
360,000	3.000	08/01/18	375,638
150,000	3.300	05/01/19	157,931
250,000	3.500	05/01/20	262,618
300,000	3.750	05/01/21	315,498
325,000	3.875	05/01/22	340,467
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,947,582
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,045,980
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	465,584
500,000	5.500	03/01/15	525,975
Rolls MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	224,469
410,000	3.450	07/01/32	409,406
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,035,342
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	657,855
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	3,007,663
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	605,221
575,000	6.850	03/01/29	644,558
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,112,990
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	214,373

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3) – (continued)
$ 530,000	4.500%	11/01/19	$590,213
610,000	4.500	11/01/20	671,397
645,000	4.750	11/01/21	711,396
685,000	4.750	11/01/22	751,137
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	424,632
405,000	4.750	11/01/22	444,103
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,532,371
1,340,000	5.000	04/01/23	1,595,685
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,018,091
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,216,541
100,000	5.200	12/01/31	105,266
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NATL-RE) (NR/Baa2)
530,000	5.000	12/01/12	531,405
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	680,940
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,348,050
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,025,550
St. Charles MO Certificates of Participation Series B (NR/A1)(b)
1,000,000	5.500	05/01/18	1,025,840
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	104,449
735,000	5.200	06/01/24	765,627
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	515,691
515,000	5.000	11/15/16	546,564
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	447,964
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/Baa1)
1,280,000	5.000	07/01/23	1,449,562
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/Aa3)
2,000,000	5.000	07/01/24	2,217,460

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
$ 100,000	4.000%	04/01/16	$108,860
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,304,347
1,345,000	4.000	08/01/14	1,421,087
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (BBB/Baa2)
100,000	5.140	12/15/14	105,796
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,902,460
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,176,807
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	313,197
345,000	3.000	03/01/18	365,017
360,000	3.000	03/01/19	376,970
385,000	3.150	03/01/21	400,512
700,000	3.300	03/01/23	725,249
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	360,315
560,000	3.000	04/01/18	597,145
1,270,000	3.250	04/01/21	1,322,972
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	406,620
470,000	3.250	04/15/18	472,082
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	745,563

			256,093,943

Nevada – 0.9%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA-/Aa3)
2,505,000	5.400	07/01/33	2,818,526

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,091,950
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,085,270

			2,177,220

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa1)
555,000	5.000	07/01/22	606,970

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
$2,500,000	5.250%	07/01/25	$2,764,950

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $281,096,170)			$300,866,146

Shares	Description		Value
Investment Company – 2.3%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$7,458,296
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$8,889,000	0.010%	11/01/12	$8,889,000
Maturity Value: $8,889,002
(Cost $8,889,000)

TOTAL INVESTMENTS – 99.2%
(Cost $296,985,170)			$317,213,442

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,473,730

NET ASSETS – 100.0%			$319,687,172

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.

(d)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $8,725,000 U.S. Treasury Note, 1.500% due 07/31/16 with a market value of $9,071,958.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
GTD	—Guaranteed
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—Not Rated
Radian	—Insuredby Radian Asset Assurance
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

General Obligations	25.1%	23.4%
Lease	21.3	23.4
Hospital	17.3	18.2
General	10.5	10.6
Education	6.2	6.1
Water/Sewer	4.0	4.9
Transportation	3.5	5.5
Investment Companies	2.3	0.0
Crossover	2.1	0.4
Single Family Housing	1.8	2.1
Multi Family Housing	1.5	1.7
Prerefunded/Escrow to Maturity	0.6	1.1
Power	0.2	0.6
Short-term Investment	2.8	0.9

TOTAL INVESTMENTS	99.2%	98.9%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2012 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2011 - October 31, 2012	Fund Total Return(a)	Index Total Return	Index
Kansas Tax-Free Intermediate Bond Fund	7.32%	7.66%	Barclays 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2012(b)

Standardized Average Annual Total Return through September 30, 2012(b)	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	6.70%	5.38%	4.18%	4.78%
Barclays 3-15 Year Blend Index (as of December 26, 2000)(c)	7.00%	6.15%	4.87%	5.41%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2002 through October 31, 2012.

Average Annual Total Return through October 31, 2012	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	7.32%	5.32%	4.33%	4.75%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.70%	0.85%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 90.9%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$491,782

California(a) – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)
670,000	0.000	07/01/27	360,708
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)
2,275,000	0.000	08/01/24	1,409,522

			1,770,230

Illinois – 1.2%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	973,296
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	415,685

			1,388,981

Indiana – 1.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,121,460
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,077,640

			2,199,100

Iowa – 0.1%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
100,000	5.000	07/01/23	101,234

Kansas – 78.5%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,227,754
1,140,000	5.000	12/01/28	1,278,920
1,195,000	5.000	12/01/29	1,335,257
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/A3)
190,000	4.850	06/01/31	200,499
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	614,110
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,201,510

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
$1,095,000	4.150%	12/01/27	$1,162,485
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,917,230
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	251,725
500,000	3.000	10/01/18	537,830
655,000	4.000	10/01/19	745,888
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A/NR)
1,165,000	2.000	08/01/15	1,189,710
1,115,000	3.000	08/01/18	1,179,146
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
775,000	2.000	09/01/16	791,663
1,145,000	4.000	09/01/26	1,216,872
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,065,781
235,000	4.000	09/01/18	264,796
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,036,067
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,024,155
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
495,000	5.000	09/01/15	543,842
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	874,170
500,000	4.000	09/01/20	588,295
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,066,971
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/WR)
500,000	6.000	10/01/16	592,560
1,770,000	5.000	10/01/18	1,893,882
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	1,027,268
975,000	5.000	10/01/23	1,079,696
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,198,710
1,185,000	5.000	10/01/25	1,412,520

52	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
$ 200,000	5.000%	03/01/15	$217,110
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA-GTD) (AAA/Aaa)
275,000	5.000	12/01/19	275,968
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	949,270
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	675,048
600,000	5.000	09/01/34	671,160
Kansas Development Finance Authority Revenue Bonds (Prerefunded) Series J (AMBAC) (NR/NR)(b)
1,040,000	5.000	08/01/17	1,076,202
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	532,833
Kansas Development Finance Authority Revenue Bonds Series J (Unrefunded Project) (AMBAC) (AA/NR)
560,000	5.000	08/01/17	577,410
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,947,697
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	808,785
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,176,740
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	913,840
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
1,270,000	5.250	05/01/13	1,274,331
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	531,140
1,425,000	5.250	07/01/31	1,527,500
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,455,465
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,226,694
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/Aa3)
2,000,000	3.500	06/01/23	2,118,220

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
$1,000,000	5.000%	11/15/26	$1,103,870
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000	11/01/16	581,425
2,000,000	5.000	11/01/27	2,296,680
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,149,480
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/27	1,535,505
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	2,045,977
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,218,528
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,078,661
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	338,876
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A1)
1,000,000	5.375	07/01/14	1,026,830
455,000	5.375	07/01/15	467,358
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,701,506
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,280,367
315,000	5.250	09/01/29	362,190
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa2)
150,000	5.000	09/01/20	163,061
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	358,164
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (BBB/Baa2)
1,650,000	5.000	09/01/17	1,857,157
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,326,307
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000	12/01/19	359,511
400,000	5.000	12/01/20	482,088

The accompanying notes are an integral part of these financial statements.	53

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2012

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
$ 500,000	4.500%	09/01/22	$547,290
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	450,796
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,077,741
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,175,940
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,629,345
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
705,000	5.250	12/01/38	754,632
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	215,262
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,396,856
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa2)
535,000	5.000	06/01/16	613,158
1,000,000	5.000	06/01/23	1,195,290
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa2)
300,000	5.000	06/01/23	358,587
475,000	5.000	06/01/24	564,956
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
2,560,000	3.000	12/15/16	2,759,373
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)(b)
1,000,000	5.000	10/01/13	1,042,660
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,162,470
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,675,884
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
1,000,000	5.250	09/01/17	1,190,220

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Unified School District No. 204 GO Bonds (Prerefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)(b)
$ 845,000	5.000%	09/01/15	$952,695
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	820,950
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
735,000	3.000	12/01/14	771,897
455,000	5.000	12/01/16	529,820

			90,094,088

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,349,520

Massachusetts – 0.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
410,000	5.300	01/01/30	454,424

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	660,630

Puerto Rico – 3.1%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa1)
475,000	5.500	07/01/16	522,376
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/Aa3)
425,000	5.500	07/01/15	459,013
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A3)
500,000	6.250	07/01/13	517,605
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa1)(b)
345,000	5.250	07/01/13	356,268
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa1)
1,625,000	5.250	07/01/40	1,653,567

			3,508,829

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
500,000	5.000	12/01/28	548,105

54	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
$ 750,000	5.250%	07/01/25	$829,485

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $97,479,948)			$104,396,408

Shares	Description		Value
Investment Company – 2.4%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$2,770,224
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 5.3%
Repurchase Agreement – 5.3%
State Street Bank & Trust Co.
$6,030,000	0.010%	11/01/12	$6,030,000
Maturity Value: $6,030,002
(Cost $6,030,000)

TOTAL INVESTMENTS – 98.6%
(Cost $106,109,948)			$113,196,632

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			1,640,741

NET ASSETS – 100.0%			$114,837,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on October 31, 2012. This agreement was fully collateralized by a $5,920,000 U.S. Treasury Note, 1.500%, due 07/31/16 with a market value of $6,155,415.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	—Guaranteed by Arkansas Development Finance Authority
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 10/31/12	AS OF 10/31/11

General Obligations	33.9%	34.4%
Hospital	15.5	11.5
Lease	14.5	12.2
Education	7.3	12.7
General	5.7	7.2
Prerefunded/Escrow to Maturity	4.3	4.3
Transportation	4.3	5.6
Water/Sewer	2.9	2.8
Investment Companies	2.4	0.0
Power	1.4	4.1
Single Family Housing	0.7	1.1
Student	0.4	0.4
Crossover	0.0	1.0
Short-term Investment	5.3	1.2

TOTAL INVESTMENTS	98.6%	98.5%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2012

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $76,872,176, $88,964,571, $49,685,079, $710,609,052, $117,251,361, $230,203,781, $296,985,170 and $106,109,948, respectively)	$90,427,699	$97,679,980	$57,066,569
Cash	899,745	2,531	555
Receivables:
Fund shares sold	82,820	99,064	32,020
Interest and dividends	80,588	216,350	86,511
Investments sold	—	—	2,693,776
Reimbursement from adviser	2,763	2,986	—
Other	9,105	7,725	5,044
Total Assets	91,502,720	98,008,636	59,884,475

Liabilities:
Payables:
Investments purchased	893,113	—	2,685,473
Dividends	—	—	—
Fund shares redeemed	31,538	149,064	153,876
Advisory fees	51,070	25,112	31,727
Deferred trustee fess	48,004	30,301	20,868
Administrative fees	11,785	12,556	7,321
Accrued expenses	54,073	54,779	49,103
Total Liabilities	1,089,583	271,812	2,948,368

Net Assets:
Paid-in capital	73,385,318	94,975,485	44,117,187
Accumulated undistributed (distribution in excess of) net investment income	454,198	182,613	138,848
Accumulated net realized gain (loss)	3,018,098	(6,136,683)	5,298,582
Net unrealized gain	13,555,523	8,715,409	7,381,490
Net Assets	$90,413,137	$97,736,824	$56,936,107

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	3,137,766	4,055,030	1,705,677
Net asset value (net assets/shares outstanding)	$28.81	$24.10	$33.38

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$783,542,777	$122,175,919	$248,208,026	$317,213,442	$113,196,632
368	599	411	837	3,434,938

1,017,356	469,254	546,673	1,117,092	208,336
6,423,832	590,585	2,547,987	3,437,035	1,246,094
—	—	—	—	—
—	16,129	1,282	—	16,995
64,103	10,871	19,141	24,936	9,262
791,048,436	123,263,357	251,323,520	321,793,342	118,112,257

2,055,000	—	—	1,149,798	2,824,731
1,839,528	145,002	564,910	662,039	216,028
788,982	8,651	326,104	44,220	116,580
274,583	48,631	82,635	102,874	46,318
158,408	42,841	45,769	50,269	20,008
98,685	15,397	31,794	39,829	14,406
205,901	46,301	52,627	57,141	36,813
5,421,087	306,823	1,103,839	2,106,170	3,274,884

717,730,126	127,770,546	228,850,110	298,256,819	106,980,875
(3,052,215)	(1,439,469)	240,970	(37,298)	(33,497)
(1,984,287)	(8,299,101)	3,124,356	1,239,379	803,311
72,933,725	4,924,558	18,004,245	20,228,272	7,086,684
$785,627,349	$122,956,534	$250,219,681	$319,687,172	$114,837,373

37,424,518	6,777,503	12,153,701	15,682,133	5,739,120
$20.99	$18.14	$20.59	$20.39	$20.01

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2012

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$67	$138	$91
Dividends	1,642,766	3,184,699	771,261
Total Investment Income	1,642,833	3,184,837	771,352

Expenses:
Advisory fees	695,281	262,459	399,314
Administration fees	145,286	131,229	83,671
Shareowner servicing fees	76,958	16,242	17,292
Transfer Agent fees	71,215	86,174	49,231
Custody and accounting fees	46,526	48,044	49,556
Professional fees	28,485	27,219	23,453
Registration fees	21,540	21,620	19,877
Printing and mailing fees	7,102	4,807	3,994
Trustee fees	6,291	6,406	3,828
Other	14,698	11,190	10,246
Total Expenses	1,113,382	615,390	660,462
Less — expense reimbursements	(18,898)	(2,994)	—
Net Expenses	1,094,484	612,396	660,462
Net Investment Income	548,349	2,572,441	110,890

Realized and unrealized gain (loss):
Net realized gain	7,301,480	3,977,519	5,294,201
Net change in unrealized gain (loss)	4,043,997	7,142,436	(1,091,122)
Net realized and unrealized gain	11,345,477	11,119,955	4,203,079
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,893,826	$13,692,396	$4,313,969

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$35,053,421	$2,967,710	$8,481,917	$11,166,500	$3,979,832
260,823	—	194,061	246,970	91,728
35,314,244	2,967,710	8,675,978	11,413,470	4,071,560

3,528,527	621,502	1,038,470	1,324,692	528,445
1,118,801	190,029	337,134	439,202	160,141
522,107	41,795	41,537	116,786	37,292
112,264	40,482	42,271	58,374	34,742
151,549	67,389	85,022	99,384	59,641
118,069	32,301	42,712	50,785	30,732
35,760	24,123	30,725	15,160	26,627
50,046	9,127	13,924	19,729	7,239
54,289	8,979	16,605	20,862	7,793
64,756	15,573	21,497	27,847	12,917
5,756,168	1,051,300	1,669,897	2,172,821	905,569
—	(189,856)	(96,622)	(123,256)	(158,277)
5,756,168	861,444	1,573,275	2,049,565	747,292
29,558,076	2,106,266	7,102,703	9,363,905	3,324,268

3,207,783	210,759	3,132,789	1,233,352	805,217
20,359,297	789,173	10,557,729	9,760,950	3,269,899
23,567,080	999,932	13,690,518	10,994,302	4,075,116
$53,125,156	$3,106,198	$20,793,221	$20,358,207	$7,399,384

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011
From Operations:
Net investment income (loss)	$548,349	$587,272	$2,572,441	$1,245,176
Net realized gain	7,301,480	5,761,452	3,977,519	8,796,497
Net change in unrealized gain (loss)	4,043,997	(1,509,994)	7,142,436	(2,801,984)
Net increase in net assets resulting from operations	11,893,826	4,838,730	13,692,396	7,239,689

Distributions to Shareholders:
From net investment income	(424,930)	(599,906)	(2,489,002)	(1,167,927)
From net realized gains	—	—	—	—
Total distributions to shareholders	(424,930)	(599,906)	(2,489,002)	(1,167,927)

From Share Transactions:
Proceeds from sales of shares	10,570,170	19,330,753	42,227,543	32,649,942
Reinvestment of distributions	194,252	243,853	591,829	228,594
Cost of shares redeemed	(28,675,910)	(46,524,739)	(27,311,268)	(17,856,591)
Net increase (decrease) in net assets resulting from share transactions	(17,911,488)	(26,950,133)	15,508,104	15,021,945
TOTAL INCREASE (DECREASE)	(6,442,592)	(22,711,309)	26,711,498	21,093,707

Net Assets:
Beginning of year	96,855,729	119,567,038	71,025,326	49,931,619
End of year	$90,413,137	$96,855,729	$97,736,824	$71,025,326
Undistributed (distributions in excess of) net investment income (loss)	$454,198	$402,829	$182,613	$99,174

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011

$110,890	$(110,648)	$29,558,076	$29,042,962
5,294,201	4,859,446	3,207,783	2,699,879
(1,091,122)	(1,960,569)	20,359,297	(457,788)
4,313,969	2,788,229	53,125,156	31,285,053

—	—	(31,155,201)	(29,689,773)
(3,152,975)	—	—	—
(3,152,975)	—	(31,155,201)	(29,689,773)

7,546,904	14,973,903	170,632,050	183,758,213
1,246,008	—	7,114,217	6,124,097
(9,281,388)	(14,878,726)	(139,350,138)	(114,911,103)
(488,476)	95,177	38,396,129	74,971,207
672,518	2,883,406	60,366,084	76,566,487

56,263,589	53,380,183	725,261,265	648,694,778
$56,936,107	$56,263,589	$785,627,349	$725,261,265
$138,848	$(14,011)	$(3,052,215)	$(1,983,389)

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011
From Operations:
Net investment income	$2,106,266	$2,636,101	$7,102,703	$6,789,116
Net realized gain	210,759	57,583	3,132,789	1,045,634
Net change in unrealized gain (loss)	789,173	(1,412,087)	10,557,729	61,415
Net increase in net assets resulting from operations	3,106,198	1,281,597	20,793,221	7,896,165

Distributions to Shareholders:
From net investment income	(3,153,089)	(3,618,802)	(7,049,793)	(6,753,520)
From net realized gains	—	—	(1,041,206)	(2,394,933)
Total distributions to shareholders	(3,153,089)	(3,618,802)	(8,090,999)	(9,148,453)

From Share Transactions:
Proceeds from sales of shares	41,029,044	44,666,035	75,665,898	42,031,800
Reinvestment of distributions	1,148,375	1,127,531	590,650	654,816
Cost of shares redeemed	(48,684,128)	(46,968,512)	(33,616,764)	(38,454,002)
Net increase (decrease) in net assets resulting from share transactions	(6,506,709)	(1,174,946)	42,639,784	4,232,614
TOTAL INCREASE (DECREASE)	(6,553,600)	(3,512,151)	55,342,006	2,980,326

Net Assets:
Beginning of year	129,510,134	133,022,285	194,877,675	191,897,349
End of year	$122,956,534	$129,510,134	$250,219,681	$194,877,675
Undistributed (distributions in excess of) net investment income	$(1,439,469)	$(1,032,800)	$240,970	$179,440

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2012	For the Fiscal Year Ended October 31, 2011

$9,363,905	$9,244,760	$3,324,268	$3,099,582
1,233,352	1,105,512	805,217	214,979
9,760,950	(791,875)	3,269,899	474,269
20,358,207	9,558,397	7,399,384	3,788,830

(9,339,993)	(9,211,723)	(3,308,180)	(3,087,707)
(1,102,611)	(521,922)	(213,992)	(653,556)
(10,442,604)	(9,733,645)	(3,522,172)	(3,741,263)

81,300,418	57,327,275	30,962,586	26,598,454
1,564,032	1,259,859	543,775	548,763
(39,761,111)	(57,541,656)	(18,886,488)	(12,921,425)
43,103,339	1,045,478	12,619,873	14,225,792
53,018,942	870,230	16,497,085	14,273,359

266,668,230	265,798,000	98,340,288	84,066,929
$319,687,172	$266,668,230	$114,837,373	$98,340,288
$(37,298)	$(54,825)	$(33,497)	$(51,305)

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2012	$25.56	$0.16		$3.20	$3.36	$(0.11)	$—	$(0.11)
2011	24.73	0.13	(c)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(d)	3.41	3.60	(0.11)	—	(0.11)
2009(e)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)

VALUE FUND
For the Fiscal Years Ended October 31,
2012	$21.18	$0.67		$2.90	$3.57	$(0.65)	$—	$(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(e)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.13 per share and 0.56% of average net assets.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$28.81	13.18%	$90,413	1.13%	1.15%	0.57%		52%
25.56	3.84	96,856	1.13	1.19	0.50	(c)	43
24.73	16.98	119,567	1.13	1.24	0.82	(d)	46
21.24	15.55	110,522	1.13	1.20	0.52		39
18.44	(35.82)	111,319	1.11	1.11	0.18		43

$24.10	16.99%	$97,737	0.70%	0.70%	2.94%		46%
21.18	14.51	71,025	0.86	0.90	2.32		116
18.91	13.88	49,932	1.20	1.26	1.24		47
16.81	5.19	63,622	1.20	1.22	1.98		61
16.31	(36.04)	64,726	1.14	1.14	1.74		45

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2012	$32.78	$0.06	(c)	$2.43	$2.49	$—	$(1.89)	$(1.89)
2011	31.24	(0.06	)(d)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(e)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01		(13.72)	(13.71)	—	(2.76)	(2.76)

BOND FUND
For the Fiscal Years Ended October 31,
2012	$20.39	$0.82		$0.64	$1.46	$(0.86)	$—	$(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(e)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85		(1.07)	(0.22)	(0.88)	—	(0.88)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$33.38	8.12%	$56,936	1.18%	1.18%	0.20	(c) %	64%
32.78	4.93	56,264	1.24	1.24	(0.18	)(d)	46
31.24	30.08	53,380	1.33	1.33	(0.24)		45
24.06	19.76	48,771	1.33	1.33	0.12		58
21.13	(39.07)	40,444	1.21	1.21	0.02		57

20.99	7.30	785,627	0.77	0.77	3.96		18

$20.99	7.30%	$785,627	0.77%	0.77%	3.96%		18%
20.39	4.80	725,261	0.81	0.81	4.39		26
20.35	11.46	648,695	0.83	0.83	4.75		26
19.17	17.00	570,560	0.81	0.81	5.23		22
17.29	(1.37)	495,168	0.79	0.79	4.62		9

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT-TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2012	$18.15	$0.30	$0.14	$0.44	$(0.45)	$—	$(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(c)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2012	$19.42	$0.64	$1.27	$1.91	$(0.64)	$(0.10)	$(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(c)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$18.14	2.46%	$122,957	0.68%	0.83%	1.66%	26%
18.15	1.07	129,510	0.68	0.88	2.09	27
18.48	5.04	133,022	0.68	0.89	2.60	28
18.16	7.85	105,981	0.68	0.93	3.14	25
17.53	3.60	78,455	0.68	0.90	3.68	30

$20.59	9.95%	$250,220	0.70%	0.74%	3.16%	17%
19.42	4.73	194,878	0.70	0.84	3.76	44
19.50	7.43	191,897	0.70	0.86	3.49	46
18.84	10.89	163,878	0.70	0.85	3.77	27
17.82	(1.47)	136,575	0.70	0.82	3.76	45

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2012	$19.69	$0.64	$0.79	$1.43	$(0.65)	$(0.08)	$(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(c)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2012	$19.27	$0.62	$0.77	$1.39	$(0.61)	$(0.04)	$(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(c)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$20.39	7.33%	$319,687	0.70%	0.74%	3.20%	14%
19.69	3.77	266,668	0.70	0.84	3.57	15
19.70	5.72	265,798	0.70	0.84	3.37	19
19.30	9.54	229,687	0.70	0.83	3.50	10
18.27	0.10	169,838	0.70	0.81	3.63	7

$20.01	7.32%	$114,837	0.70%	0.85%	3.11%	24%
19.27	4.09	98,340	0.70	0.90	3.50	14
19.32	5.15	84,067	0.70	0.94	3.31	23
19.05	10.33	75,878	0.70	0.93	3.38	16
17.90	0.01	68,986	0.70	0.90	3.46	13

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2012

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank (“Commerce Bank”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost of the REIT.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2012

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser’s analysis of the market value of the security.

Short-Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of the repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Commerce, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers, and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of October 31, 2012:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$89,819,699	$—	$—
Short-term Investment	—	608,000	—
Total	$89,819,699	$608,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$96,715,980	$—	$—
Short-term Investment	—	964,000	—
Total	$96,715,980	$964,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$56,409,569	$—	$—
Short-term Investment	—	657,000	—
Total	$56,409,569	$657,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$79,228,979	$—
Municipal Bond Obligations	—	101,265,632	—
Mortgage-Backed Obligations	—	178,139,204	—
Corporate Obligations	—	290,430,131	—
U.S. Treasury and/or Other U.S. Government Agencies	8,873,672	95,086,445	—
Investment Company	5,642,714	—	—
Short-term Investment	—	24,876,000	—
Total	$14,516,386	$769,026,391	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2012

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,402,822	$—
Mortgage-Backed Obligations	—	29,574,919	—
Government Guarantee Obligations	—	—	—
U.S. Treasury and/or Other U.S. Government Agencies	9,738,409	72,703,769	—
Short-term Investment	—	6,756,000	—
Total	$9,738,409	$112,437,510	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$233,819,937	$—
Investment Company	5,860,089	—	—
Short-term Investment	—	8,528,000	—
Total	$5,860,089	$242,347,937	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$300,866,146	$—
Investment Company	7,458,296	—	—
Short-term Investment	—	8,889,000	—
Total	$7,458,296	$309,755,146	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$104,396,408	$—
Investment Company	2,770,224	—	—
Short-term Investment	—	6,030,000	—
Total	$2,770,224	$110,426,408	$—

For further information regarding security characteristics, see Schedule of Investments.

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.30% for the Value Fund.

Effective July 1, 2012, the Adviser entered into a Fee Reduction Commitment to reduce advisory fees and add breakpoints at the rates below:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

Prior to July 1, 2012, the contractual annual rate was 0.75% for the Growth and MidCap Growth Funds and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. For the fiscal year ended October 31, 2012, the effective advisory fees were 0.72%, 0.72%, 0.49%, 0.46%, 0.45%, 0.49%, and 0.47% for the Growth, MidCap Growth, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, acquired fund fees and expenses, taxes and extraordinary expenses exclusive of any custody expense reductions for all Funds (other than the MidCap Growth Fund)) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2012.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the fiscal year ended October 31, 2012, Commerce Bank, an affiliate of the Adviser, received $401,501 in shareowner servicing fees.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2012

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2012, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$49,809,767	$—	$67,658,314
Value	—	65,938,735	—	38,828,049
MidCap Growth	—	35,287,671	—	38,954,204
Bond	—	162,329,417	41,766,332	91,743,420
Short-Term Government	24,280,946	7,217,723	31,314,307	10,564,187
National Tax-Free Intermediate Bond	—	69,038,631	—	36,537,588
Missouri Tax-Free Intermediate Bond	—	69,968,993	—	39,948,248
Kansas Tax-Free Intermediate Bond	—	30,442,821	—	25,244,015

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$424,930	$2,489,002	$—	$31,155,201
Net long-term capital gains	—	—	3,152,975	—
Total taxable distributions	$424,930	$2,489,002	$3,152,975	$31,155,201

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,153,089	$84,908	$4,296	$4,326
Net long-term capital gains	—	970,506	1,102,611	213,992
Total taxable distributions	$3,153,089	$1,055,414	$1,106,907	$218,318
Total tax-exempt income distributions	$—	$7,035,585	$9,335,697	$3,303,854

COMMERCE FUNDS

6. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$599,906	$1,167,927	$—	$29,689,773

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,618,802	$760,068	$128,331	$111,773
Net long-term capital gains	—	1,647,435	401,927	542,847
Total taxable distributions	$3,618,802	$2,407,503	$530,258	$654,620
Total tax-exempt income distributions	$—	$6,740,950	$9,203,387	$3,086,643

As of October 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$475,945	$202,639	$249,327	$2,106,743
Undistributed long-term capital gains	3,209,953	—	5,172,069	—
Total undistributed earnings	$3,685,898	$202,639	$5,421,396	$2,106,743
Capital loss carryforward	—	(5,308,207)	—	(1,984,287)
Timing differences (distributions payable, deferred compensation)	(21,747)	(20,027)	(14,003)	(1,948,461)
Unrealized gains (losses) — net	13,363,668	7,886,934	7,411,527	69,723,228
Total accumulated gains (losses) — net	$17,027,819	$2,761,339	$12,818,920	$67,897,223

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$159,953	$967,724	$286,437	$210,294
Undistributed tax-exempt income	—	715,566	608,847	163,451
Undistributed long-term capital gains	—	2,156,632	952,944	593,017
Total undistributed earnings	$159,953	$3,839,922	$1,848,228	$966,762
Capital loss carryforward	(8,299,101)	—	—	—
Timing differences (distributions payable, deferred compensation)	(158,696)	(584,805)	(686,453)	(225,371)
Unrealized gains (losses) — net	3,483,832	18,114,454	20,268,578	7,115,107
Total accumulated gains (losses) — net	$(4,814,012)	$21,369,571	$21,430,353	$7,856,498

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2012

6. TAX INFORMATION (continued)

	Value	Bond	Short-Term Government
Capital loss carryforwards:(1)(2)
Expiring 2013	$—	$—	$(2,538,488)
Expiring 2014	—	(1,984,287)	(2,653,199)
Expiring 2015	—	—	(1,094,544)
Expiring 2016	—	—	(347,228)
Expiring 2017	(3,972,712)	—	(400,692)
Expiring 2018	(1,335,495)	—	(460,436)
Expiring 2019	—	—	(375,119)
Perpetual Short-term	—	—	(147,933)
Perpetual Long-term	—	—	(281,462)
Total capital loss carryovers:	$(5,308,207)	$(1,984,287)	$(8,299,101)

(1)	Expiration occurs on October 31 of the year indicated. The Short-Term Government Fund had a capital loss carryforward of $3,771,248 that expired in the current fiscal year.

(2)	The Growth, Value and Bond Funds utilized $4,089,311, $4,035,055 and $2,679,484, respectively of capital losses in the current fiscal year.

As of October 31, 2012, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$77,064,031	$89,793,046	$49,655,042	$713,819,549
Gross unrealized gain	15,251,196	8,939,823	8,719,659	74,000,234
Gross unrealized loss	(1,887,528)	(1,052,889)	(1,308,132)	(4,277,006)
Net unrealized security gain	$13,363,668	$7,886,934	$7,411,527	$69,723,228

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$118,692,087	$230,093,572	$296,944,864	$106,081,525
Gross unrealized gain	4,222,507	18,234,467	20,312,952	7,144,891
Gross unrealized loss	(738,675)	(120,013)	(44,374)	(29,784)
Net unrealized security gain	$3,483,832	$18,114,454	$20,268,578	$7,115,107

COMMERCE FUNDS

6. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization and underlying fund investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from expired capital loss carryforward, net operating losses, and the differences in tax treatment relating to the recognition of income and gains (losses) of certain bonds and underlying fund investments.

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Undistributed (distributions in excess of) net investment income (loss)
Growth	$—	$72,050	$(72,050)
MidCap Growth	(51,869)	9,900	41,969
Bond	—	(528,299)	528,299
Short-Term Government	(3,771,248)	3,131,094	640,154
National Tax-Free Intermediate Bond	—	(8,620)	8,620
Missouri Tax-Free Intermediate Bond	—	6,385	(6,385)
Kansas Tax-Free Intermediate Bond	—	(1,720)	1,720

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2012

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	379,358	$10,570,170	738,204	$19,330,753
Reinvestment of distributions	7,627	194,252	9,336	243,853
Shares redeemed	(1,039,175)	(28,675,910)	(1,792,684)	(46,524,739)
Net Decrease	(652,190)	$(17,911,488)	(1,045,144)	$(26,950,133)

	Value Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	1,877,199	$42,227,543	1,559,757	$32,649,942
Reinvestment of distributions	25,759	591,829	11,275	228,594
Shares redeemed	(1,201,526)	(27,311,268)	(857,671)	(17,856,591)
Net Increase	701,432	$15,508,104	713,361	$15,021,945

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	235,356	$7,546,904	442,467	$14,973,903
Reinvestment of distributions	40,811	1,246,008	—	—
Shares redeemed	(286,894)	(9,281,388)	(434,743)	(14,878,726)
Net Increase (Decrease)	(10,727)	$(488,476)	7,724	$95,177

	Bond Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	8,268,837	$170,632,050	9,116,333	$183,758,213
Reinvestment of distributions	344,343	7,114,217	303,705	6,124,097
Shares redeemed	(6,764,192)	(139,350,138)	(5,725,418)	(114,911,103)
Net Increase	1,848,988	$38,396,129	3,694,620	$74,971,207

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2012

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	2,263,048	$41,029,044	2,449,575	$44,666,035
Reinvestment of distributions	63,319	1,148,375	61,851	1,127,531
Shares redeemed	(2,684,787)	(48,684,128)	(2,574,038)	(46,968,512)
Net Decrease	(358,420)	$(6,506,709)	(62,612)	$(1,174,946)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	3,751,953	$75,665,898	2,217,817	$42,031,800
Reinvestment of distributions	29,561	590,650	34,698	654,816
Shares redeemed	(1,665,277)	(33,616,764)	(2,057,207)	(38,454,002)
Net Increase	2,116,237	$42,639,784	195,308	$4,232,614

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	4,031,916	$81,300,418	2,975,994	$57,327,275
Reinvestment of distributions	77,776	1,564,032	65,124	1,259,859
Shares redeemed	(1,972,367)	(39,761,111)	(2,988,214)	(57,541,656)
Net Increase	2,137,325	$43,103,339	52,904	$1,045,478

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2012		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	1,563,755	$30,962,586	1,409,188	$26,598,454
Reinvestment of distributions	27,479	543,775	29,057	548,763
Shares redeemed	(955,176)	(18,886,488)	(686,509)	(12,921,425)
Net Increase	636,058	$12,619,873	751,736	$14,225,792

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedules of investments, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 19, 2012

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2012 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 through October 31, 2012.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12		Expenses Paid for the 6 months ended 10/31/12*	Beginning Account Value 5/1/12	Ending Account Value 10/31/12		Expenses Paid for the 6 months ended 10/31/12*	Beginning Account Value 5/1/12	Ending Account Value 10/31/12		Expenses Paid for the 6 months ended 10/31/12*	Beginning Account Value 5/1/12	Ending Account Value 10/31/12		Expenses Paid for the 6 months ended 10/31/12*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$983.60		$5.64	$1,000.00	$1,061.60		$3.62	$1,000.00	$973.70		$5.70	$1,000.00	$1,039.00		$3.81
Hypothetical 5% return	1,000.00	1,019.45	+	5.74	1,000.00	1,021.62	+	3.55	1,000.00	1,019.36	+	5.84	1,000.00	1,021.40		3.77
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,012.20		$3.44	$1,000.00	$1,031.30		$3.57	$1,000.00	$1,025.60		$3.56	$1,000.00	$1,023.70		$3.56
Hypothetical 5% return	1,000.00	1,021.72	+	3.46	1,000.00	1,021.62	+	3.55	1,000.00	1,021.62	+	3.56	1,000.00	1,021.62	+	3.56

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2012. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.15	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.74	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; provided that the Board, in its discretion, may vote to continue the service of any Trustee past the age of 75 years, or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations of Trustees by shareowners. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Lead Independent Trustee	18 years	Professor and Senior Fellow, Clemson University, since August 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, July 1996 to July 2004. Corporate Vice President and President of the non-profit subsidiary of Midwest Research Institute MRI Ventures, from January 1991 to July 1996.	8	Director, Great Plains Energy Inc. since 1994.

Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	9 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology) since 2004; Director, NPC International Inc. (restaurant business) since 2006. Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing).

James M. Snowden, Jr c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 6/5/43	Trustee	1 year	Executive Vice President, Huntleigh Securities Corporation since 1995	8	None

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
*Martin E. Galt III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Chairman and Trustee	9 years	Chairman, Commerce Family Office, since December 1, 2011. Chairman, The Commerce Trust Company, September, 2004 to October 31, 2010. President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	President	3 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; President of The Commerce Funds, since May 2008; Vice President and Business Manager for The Commerce Funds, from December 1998 to May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/8/77	Vice President, Chief Compliance Officer, Secretary and Anti-Money Laundering Officer	5 years	Chief Compliance Officer of the Trust, since 2007. Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007. Senior Audit Analyst, Commerce Bank, September 2001 to January 2007.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/18/67	Assistant Vice President	3 years	Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc. and The Commerce Funds, since November 2008; Assistant Vice President and Trust Operations Manager, The Commerce Trust Company, December 1998 to July 2008.

*

Mr. Galt is an interested person of the Trust because he is the former Chairman of The Commerce Trust Company, an affiliate of the Adviser and the Trust, and because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc. He also currently serves as Chairman of the Commerce Family Office.

(1)	The “Fund Complex” consists of the Trust.

(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

COMMERCE FUND

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott McHugh Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 9/13/71	Treasurer	4 years	Vice President, Goldman Sachs Asset Management, Global Products Services Group, since February 2007. Treasurer, Goldman Sachs Mutual Fund Complex, since October 2009. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2007 to October 2009. Director, DWS Scudder, 2005 to February 2007. Assistant Treasurer DWS Scudder Funds, 2005 to February 2007. Vice President, DWS Scudder, 2002 to 2005.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 1/25/58	Chief Accounting Officer	4 years	Vice President, Goldman, Sachs & Co., since July 2000. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 3/3/62	Assistant Treasurer	13 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992.

Andrew Murphy Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 9/28/72	Assistant Secretary	less than one year	Vice President, Goldman Sachs (April 2009-Present); Assistant General Counsel, Goldman Sachs (April 2009-Present); Attorney, Axiom Legal (2007-2009); Vice President and Counsel, AllianceBernstein, L.P. (2001-2007).

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUND

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

The Commerce Funds (continued)

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2012, 100% of the dividends paid from net investment company taxable income by the Growth and Value Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2012, 100% of the dividends paid from net investment company taxable income by the Growth and Value Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Mid Cap Growth, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds designate $3,152,975, $970,506, $1,102,611, and $213,992 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2012.

During the year ended October 31, 2012, 99.80%, 99.95%, and 99.87%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2012, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR CO-ADMINISTRATOR Commerce Investment Advisors, Inc. Goldman Sachs Asset Management, L.P. 922 Walnut Street 200 West Street 4th Floor New York, New York 10282 Kansas City, Missouri 64106 INDEPENDENT REGISTERED CUSTODIAN/ACCOUNTING AGENT PUBLIC ACCOUNTING FIRM State Street Bank & Trust Company KPMG LLP 1 Lincoln Street Two Financial Center Boston, Massachusetts 02111 60 South St. Boston, MA 02111 TRANSFER AGENT Boston Financial Data Services, Inc. LEGAL COUNSEL 330 W. 9th Drinker Biddle & Reath LLP 4th Floor One Logan Square Kansas City, Missouri 64105 Suite 2000 Philadelphia, Pennsylvania 19103-6996 DISTRIBUTOR Goldman, Sachs & Co. 200 West Street New York, New York 10282 This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money. The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co. The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov. This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds’ investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES Martin E. Galt III, Chairman David L. Bodde, Lead Independent Trustee Charles W. Peffer James M. Snowden, Jr. OFFICERS William Schuetter, President Angela Dew, Vice President, Chief Compliance Officer and Secretary Jeffrey Bolin, Assistant Vice President Peter W. Fortner, Chief Accounting Officer Scott McHugh, Treasurer Philip V. Giuca Jr., Assistant Treasurer Andrew Murphy, Assistant Secretary 922 Walnut Fourth Floor Kansas City, Missouri 64106 www.commercefunds.com 1-800-995-6365 88448.MF.MED.TMPL commerce funds 12/12

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $123,200 and $117,400 for fiscal years ended October 31, 2012 and 2011, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $36,330 and $34,610 for the fiscal years ended October 31, 2012 and 2011, respectively. Tax fees for the fiscal years ended October 31, 2012 and 2011 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $383,311 and $335,400 for the fiscal years ended October 31, 2012 and 2011, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 4, 2013

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 4, 2013